                                                               File No. 33-62282
                                                                        811-1978

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 /X/
      Pre-Effective Amendment No.                                       / /
      Post-Effective Amendment No.  5                                   /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
      Amendment No.

                           -------------------------

                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT A

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                          237 William Howard Taft Road
                             Cincinnati, Ohio 45219
                         (Depositor's Telephone Number)
                                 (513) 861-3600

                     (Name and Address of Agent for Service)
              Ronald L. Benedict, Second Vice President and Counsel
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 405 West
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.

Registrant has heretofore registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 and on February 23, 1996 filed its Rule 24f-2 Notice for its most recent fiscal year.

It is proposed that this filing will become effective (check appropriate space):

              immediately upon filing pursuant to paragraph (b)
       ---
              on (date) pursuant to paragraph (b)
       ---
              60 days after filing pursuant to paragraph (a)(i)
       ---
        X     on May 1, 1996, pursuant to paragraph (a)(i)
       ---
              75 days after filing pursuant to paragraph (a)(ii)
       ---
              on (date) pursuant to paragraph (a)(ii) of Rule 485.
       ---

If appropriate, check the following box:

              this post-effective amendment designates a new effective date for
       ---    a previously filed post-effective amendment.

                        OHIO NATIONAL VARIABLE ACCOUNT A

N-4 Item           Caption in Prospectus
--------           ---------------------
   1               Cover Page

   2               Glossary of Special Terms

   3               Not applicable

   4               Not applicable

   5               The Ohio National Companies

   6               Deductions and Expenses

   7               Description of Variable Annuity Contracts

   8               Annuity Period

   9               Death Benefit

   10              Accumulation Period

   11              Surrender and Partial Withdrawal

   12              Federal Tax Status

   13              Not applicable

   14              Table of Contents

                   Caption in Statement of Additional Information
                   ----------------------------------------------

   15              Cover Page

   16              Table of Contents

   17              Not applicable

   18              Custodian

                   Independent Certified Public Accountants

   19 See Prospectus (Distribution of Variable Annuity Contracts) Loans Under Tax-Sheltered Annuities

   20              Underwriter

   21              Calculation of Money Market Subaccount Yield
                   Total Return

   22              See Prospectus (Annuity Period)

   23              Financial Statements

                   Caption in Part C
                   -----------------
   24              Financial Statements and Exhibits

   25              Directors and Officers of the Depositor

   26 Persons Controlled by or Under Common Control with the Depositor or Registrant

   27              Number of Contractowners

   28              Indemnification

   29              Principal Underwriter

   30              Location of Accounts and Records

   31              Not applicable

   32              Not applicable

                                     PART A

                                   PROSPECTUS

                                   PROSPECTUS

                             SINGLE PURCHASE PAYMENT
               INDIVIDUAL TAX QUALIFIED VARIABLE ANNUITY CONTRACTS
                        OHIO NATIONAL VARIABLE ACCOUNT A
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                          237 WILLIAM HOWARD TAFT ROAD
                             CINCINNATI, OHIO 45219
                            TELEPHONE (513) 559-6452

This prospectus offers a multiple funded, single purchase payment, individual variable annuity contract, designed for tax qualified retirement plans, that provides for the accumulation of values and the payment of annuity benefits on a variable and/or fixed basis. Unless specifically stated otherwise, only provisions relating to the variable portion of the contracts are described in this prospectus. The fixed portion ("Guaranteed Accumulation Account") is briefly described in an appendix to the Statement of Additional Information.

Variable annuities are designed to provide lifetime annuity payments which will vary with the investment results of the investment vehicle chosen. The accumulation value of a contract will vary with the investment performance of Ohio National Fund, Inc. (the "Fund"), prior to the annuity payout date, and the amount of each annuity payment will vary with the Fund's investment performance subsequent to the commencement of annuity payments. There can be no assurance that the value of a contract during the years prior to the annuity payout date or the aggregate amount of annuity payments received after such date will equal or exceed the purchase payments made therefor.

The variable annuity contracts offered by this prospectus are designed for (1) annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code, (2) other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,
(3) individual retirement annuities qualifying for tax-deferred treatment under
Section 408 of the Code, and (4) state and municipal deferred compensation plans.

The minimum purchase payment is $10,000. Generally the maximum purchase payment is $500,000.

The net purchase payment (after the deduction of any applicable state premium tax) is allocated to one or more subaccounts of Ohio National Variable Account A ("VAA") in such portion as the contract owner may choose. VAA is a separate account established by The Ohio National Life Insurance Company ("Ohio National Life"). The assets of VAA are invested in shares of the Fund, a mutual fund having nine investment portfolios: Equity Portfolio, Money Market Portfolio, Bond Portfolio, Omni Portfolio, International Portfolio, Capital Appreciation Portfolio, Small Cap Portfolio, Global Contrarian Portfolio and Aggressive Growth Portfolio (see the accompanying prospectus of the Fund).

All or part of the contract's accumulation value may be withdrawn before the annuity payout date. Amounts withdrawn may be subject to federal income tax penalties, and a contingent deferred sales charge may be assessed up to 6% of the amount withdrawn. Exercise of contract rights may be subject to the terms of any qualified employee trust or annuity plan under which a contract is purchased. This prospectus contains no information concerning such trusts or plans.

The contracts offered hereby may be revoked by the purchaser without penalty within 20 days of their delivery.

THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA AND THE VARIABLE ANNUITY CONTRACTS OFFERED BY THIS PROSPECTUS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1996. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED HEREIN BY REFERENCE AND IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING OHIO NATIONAL LIFE AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON PAGE 2.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT PROSPECTUS OF OHIO NATIONAL FUND, INC.

                                   MAY 1, 1996

                                TABLE OF CONTENTS

Fee Table ...............................................................      3
     Accumulation Unit Values ...........................................      4
     Financial Statements ...............................................      5
The Ohio National Companies .............................................      5
     Ohio National Life .................................................      5
     Ohio National Variable Account A ...................................      5
     Ohio National Fund, Inc ............................................      5
Distribution of Variable Annuity Contracts ..............................      6
Deductions and Expenses .................................................      7
     Contingent Deferred Sales Charge ...................................      7
     Deduction for Administrative Expenses ..............................      7
     Deduction For Risk Undertakings ....................................      7
     Transfer Fee .......................................................      7
     Deduction For State Premium Tax ....................................      8
     Fund Expenses ......................................................      8
Description of Variable Annuity Contracts ...............................      8
     20-Day Free Look ...................................................      8
     Accumulation Period ................................................      8
     Annuity Period .....................................................     11
     Other Contract Provisions ..........................................     13
     Performance Data ...................................................     14
Federal Tax Status ......................................................     14
IRA Disclosure Statement ................................................     17

                       STATEMENT OF ADDITIONAL INFORMATION

Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Subaccount Yield
Transfer Limitations
Total Return
Financial Statements for VAA and Ohio National Life
Appendix: Loans Under Tax-Sheltered Annuities
           Guaranteed Accumulation Account

                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD - The period prior to the annuity payout date and during the lifetime of the annuitant.

ACCUMULATION UNIT - A unit of measure used to determine the value of contracts during the accumulation period.

ACCUMULATION VALUE - The cash value of an annuity contract before the annuity payout date.

ANNUITANT - Any natural person who is to receive or is receiving annuity payments and upon whose continuation of life annuity payments with life contingencies depend.

ANNUITY PAYOUT DATE - The date on which annuity payments are to begin.

ANNUITY PAYMENTS - Periodic payments made to an annuitant pursuant to an annuity contract.

ANNUITY UNIT - A unit of measure used to determine the second and subsequent variable annuity payments and reflecting the investment performance of the Fund.

FUND SHARES - Shares of Ohio National Fund, Inc., or shares of another registered open-end investment company substituted therefor.

OWNER - During the lifetime of the designated annuitant and prior to the specified annuity payout date, the owner is the person in whose name the contract is registered. On and after the annuity payout date the annuitant becomes the owner. After the death of the annuitant, the beneficiary becomes the owner.

PURCHASE PAYMENT - The amount of payment made by, or on behalf of, the owner under the annuity contract.

SETTLEMENT - The application of the accumulation value of an annuity contract under the settlement provisions contained therein.

SUBACCOUNT - The Equity subaccount, Money Market subaccount, Bond subaccount, Omni subaccount, International subaccount, Capital Appreciation subaccount, Small Cap subaccount, Global Contrarian subaccount, Aggressive Growth subaccount, or such other subaccounts as may be established under VAA.

VALUATION PERIOD - The period of time from one determination of accumulation unit and annuity unit values to their next determination. Such determination is made at the same time that the net asset value of Fund Shares is determined. See page 17 of the accompanying Fund prospectus.

1940 ACT - The Investment Company Act of 1940, as amended, or any similar successor federal legislation.

                                    FEE TABLE

CONTRACTOWNER TRANSACTION EXPENSES

Deferred Sales Load (as a percentage
    of amount withdrawn or surrendered)           CONTRACT YEAR
                                                   OF SURRENDER             PERCENTAGE
                                                  OR WITHDRAWAL               CHARGED
                                                  -------------             ---------
                                                        1                         6%
                                                        2                         5%
                                                        3                         4%
                                                        4                         3%
                                                        5                         2%
                                                        6                         1%
                                                   7 and later                    0%

Exchange (transfer) Fee $3 (currently no charge for the first 4 transfers per year)

                                                              MONEY                    INTER-      CAPITAL
                                                    EQUITY   MARKET   BOND     OMNI   NATIONAL  APPRECIATION
                                                    ------   ------   -----    -----  --------  ------------
VAA ANNUAL EXPENSES (as a percentage
   of average account value)
Mortality and Expense Risk Fees                      0.65%    0.65%   0.65%    0.65%    0.65%       0.65%
Account Fees and Expenses                            0.25%    0.25%   0.25%    0.25%    0.25%       0.25%
                                                     ----     ----    ----     ----     ----        ----
Total VAA Annual Expenses                            0.90%    0.90%   0.90%    0.90%    0.90%       0.90%

FUND ANNUAL EXPENSES (as a percentage
     of the Fund's average net assets)

Management Fees                                      0.54%    0.25%*  0.60%    0.57%    0.90%       0.80%
Other Expenses                                       0.19%    0.19%   0.15%    0.18%    0.22%       0.16%
                                                     ----     ----    ----     ----     ----        ----
Total Fund Annual Expenses                           0.73%    0.44%*  0.75%    0.75%    1.12%       0.96%

EXAMPLE

If you surrendered your                    1 Year    $ 79     $ 76*   $ 79     $ 79     $ 82        $ 81
contract at the end of the
applicable time period, you                3 Years     91       83*     92       92      103          98
would pay the following
aggregate expenses on a $1,000             5 Years    110       95*    111      111      130         122
investment, assuming 5%
annual return:                            10 Years    193      161*    195      195      235         218

EXAMPLE

If you do not surrender your               1 Year      17       14*     17       17       21          19
contract or you annuitize at
the end of the applicable                  3 Years     51       42*     52       52       63          58
time period, you would
pay the following                          5 Years     89       73*     90       90      109         101
aggregate expenses
on the same investment:                   10 Years    193      161*    195      195      235         218


                                              SMALL     GLOBAL    AGGRESSIVE
                                               CAP    CONTRARIAN    GROWTH
                                               -----  ----------  ----------
VAA ANNUAL EXPENSES (as a percentage
   of average account value)
Mortality and Expense Risk Fees                0.65%     0.65%       0.65%
Account Fees and Expenses                      0.25%     0.25%       0.25%
                                               ----      ----        ----
Total VAA Annual Expenses                      0.90%     0.90%       0.90%

FUND ANNUAL EXPENSES (as a percentage
     of the Fund's average net assets)
Management Fees                                0.80%     0.90%       0.80%
Other Expenses                                 0.16%     0.68%       0.22%
                                               ----      ----        ----
Total Fund Annual Expenses                     0.96%     1.58%       1.02%

EXAMPLE
If you surrendered your                        $ 81      $ 87        $ 81
contract at the end of the
applicable time period, you                      98       116         100
would pay the following
aggregate expenses on a $1,000                  122       152         125
investment, assuming 5%
annual return:                                  218       282         224

EXAMPLE
If you do not surrender your                     19        25          20
contract or you annuitize at
the end of the applicable                        58        77          60
time period, you would
pay the following                               101       132         104
aggregate expenses
on the same investment:                         218       282         224

The purpose of the above table is to help you to understand the costs and expenses that a variable annuity contractowner will bear directly or indirectly. THE EXAMPLE INCLUDED IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Note that the expense amounts shown in the example are aggregate amounts for the total number of years indicated. Neither the table nor the example reflect any premium taxes that may be applicable to a contract, which currently range from 0% to 2.25%. The above table and example reflect only the charges for contracts currently offered by this prospectus and not other contracts that may be offered by Ohio National Life. For further details, see Deductions and Expenses, page 7.

*For the Money Market Portfolio, management fees in excess of 0.25% are presently being waived by the Fund's investment adviser. Without the waiver, the Money Market Portfolio's Management Fee would be 0.30%, its Total Fund Annual Expenses would be 0.49%, and its expenses would total $76 for a $1,000 contract surrendered at the end of 1 year, $84 if surrendered at the end of 3 years, $98 if surrendered at the end of 5 years or $167 if surrendered at the end of 10 years. For a $1,000 contract annuitized or not surrendered, the expenses without the waiver would be $14 for 1 year, $44 for 3 years, $76 for 5 years or $167 for 10 years.

                            ACCUMULATION UNIT VALUES

EQUITY SUBACCOUNT

             YEAR ENDED                UNIT VALUE AT           UNIT VALUE AT         NUMBER OF UNITS
             DECEMBER 31             BEGINNING OF YEAR          END OF YEAR           AT END OF YEAR
             -----------             -----------------          -----------          ---------------
                  1993*                $10.000000                $10.239365              25,900
                  1994                  10.239365                 10.173015             120,867
                  1995                  10.173015                 12.824740             301,147


MONEY MARKET SUBACCOUNT**

             YEAR ENDED                UNIT VALUE AT           UNIT VALUE AT         NUMBER OF UNITS
             DECEMBER 31             BEGINNING OF YEAR          END OF YEAR          AT END OF YEAR
             -----------             -----------------          -----------          --------------
                  1993                 $10.000000                $10.045964               5,554
                  1994                  10.045964                 10.354108              95,638
                  1995                  10.354108                 10.837896             136,205

BOND SUBACCOUNT

             YEAR ENDED                UNIT VALUE AT           UNIT VALUE AT         NUMBER OF UNITS
             DECEMBER 31             BEGINNING OF YEAR          END OF YEAR          AT END OF YEAR
             -----------             -----------------          -----------          --------------
                  1993                 $10.000000                 $9.910842                 378
                  1994                   9.910842                  9.445623              10,472
                  1995                   9.445623                 11.130129              64,973

OMNI SUBACCOUNT

             YEAR ENDED                UNIT VALUE AT           UNIT VALUE AT         NUMBER OF UNITS
             DECEMBER 31             BEGINNING OF YEAR          END OF YEAR          AT END OF YEAR
             -----------             -----------------          -----------          --------------
                  1993                 $10.000000                $10.143037              42,348
                  1994                  10.143037                  9.999661             150,263
                  1995                   9.999661                 12.165280             244,025

INTERNATIONAL SUBACCOUNT

             YEAR ENDED                UNIT VALUE AT           UNIT VALUE AT         NUMBER OF UNITS
             DECEMBER 31             BEGINNING OF YEAR          END OF YEAR          AT END OF YEAR
             -----------             -----------------          -----------          --------------
                  1993*                $10.000000                $10.834626              34,538
                  1994                  10.834626                 11.604279             204,939
                  1995                  11.604279                 12.892796             384,682

CAPITAL APPRECIATION SUBACCOUNT

             YEAR ENDED                UNIT VALUE AT           UNIT VALUE AT         NUMBER OF UNITS
             DECEMBER 31             BEGINNING OF YEAR          END OF YEAR          AT END OF YEAR
             -----------             -----------------          -----------          --------------
                  1994*                $10.000000                $10.390128              52,732
                  1995                  10.390128                 12.626458             211,756

SMALL CAP SUBACCOUNT

             YEAR ENDED                UNIT VALUE AT           UNIT VALUE AT         NUMBER OF UNITS
             DECEMBER 31             BEGINNING OF YEAR          END OF YEAR          AT END OF YEAR
             -----------             -----------------          -----------          --------------
                  1994*                $10.000000                $12.053440              76,033
                  1995                  12.053440                 15.889068             198,048

GLOBAL CONTRARIAN SUBACCOUNT

             YEAR ENDED                UNIT VALUE AT           UNIT VALUE AT         NUMBER OF UNITS
             DECEMBER 31             BEGINNING OF YEAR          END OF YEAR          AT END OF YEAR
             -----------             -----------------          -----------          --------------
                  1995*                $10.000000                $10.816003              47,134

AGGRESSIVE GROWTH SUBACCOUNT

             YEAR ENDED             UNIT VALUE AT        UNIT VALUE AT        NUMBER OF UNITS
             DECEMBER 31          BEGINNING OF YEAR       END OF YEAR         AT END OF YEAR
             -----------          -----------------       -----------         --------------
                  1995*             $10.000000             $12.610012             41,681


* Series of variable annuity contracts commenced on October 7, 1993. Capital Appreciation and Small Cap subaccounts commenced on May 1, 1994. Global Contrarian and Aggressive Growth subaccounts commenced on March 31, 1995.

** The current annualized yield of the Money Market subaccount for the seven days ended December 31, 1995, was 4.53%.


FINANCIAL STATEMENTS

The complete financial statements of VAA and Ohio National Life, and the Independent Auditors' Reports thereon, may be found in the Statement of Additional Information.

                           THE OHIO NATIONAL COMPANIES

OHIO NATIONAL LIFE

Ohio National Life was organized under the laws of Ohio in 1909 as a stock life insurance company and became a mutual life insurance company in 1959. It writes life, accident and health insurance and annuities in 46 states and the District of Columbia. Currently it has assets in excess of $5.5 billion and equity in excess of $500 million. Its home office is located at 237 William Howard Taft Road, Cincinnati, Ohio.

OHIO NATIONAL VARIABLE ACCOUNT A

VAA was established in 1969 by Ohio National Life as a separate account under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. Income, gains and losses, whether or not realized, from assets allocated to VAA are, as provided in the contracts, credited to or charged against VAA without regard to other income, gains or losses of Ohio National Life. The assets maintained in VAA will not be charged with any liabilities arising out of any other business conducted by Ohio National Life. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are general corporate obligations of Ohio National Life. Accordingly, all of Ohio National Life's assets are available to meet its obligations under the contracts. VAA is registered as a unit investment trust under the 1940 Act.

OHIO NATIONAL FUND, INC.

The assets of each subaccount of VAA are invested at net asset value (without an initial sales charge) in shares of a corresponding portfolio of the Fund: the Equity Portfolio, Money Market Portfolio, Bond Portfolio, Omni Portfolio (a flexible portfolio fund), International Portfolio, Capital Appreciation Portfolio, Small Cap Portfolio, Global Contrarian Portfolio or Aggressive Growth Portfolio. The Fund is a diversified, open-end, management investment company registered under the 1940 Act. The value of the Fund's investments fluctuates daily and is subject to the risk of changing economic conditions as well as the risk inherent in the ability of management to anticipate changes necessary in such investments to meet changes in economic conditions. The Fund receives investment advice, for a fee, from its investment adviser, Ohio National Investments, Inc., and from Societe Generale Asset Management Corp. (sub-adviser to the International and Global Contrarian Portfolios), T. Rowe Price Associates, Inc. (sub-adviser to the Capital Appreciation Portfolio), Founders Asset Management, Inc. (sub-adviser to the Small Cap Portfolio), and Strong Capital Management, Inc. (sub-adviser to the Aggressive Growth Portfolio). For additional information concerning the Fund, including the investment objectives of each of its portfolios, see the attached Fund prospectus. Read the Fund prospectus carefully before investing.

In addition to being offered to VAA, Fund shares are currently offered to other separate accounts of Ohio National Life in connection with variable annuity contracts and a separate account of Ohio National Life Assurance Corporation in connection with variable life insurance contracts. In the future, Fund shares may be offered to other insurance company separate accounts. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity separate accounts to invest in the Fund. Although neither Ohio National Life nor the Fund currently foresees any such disadvantage, the Board of Directors of the Fund will monitor events in order to identify any material conflict between variable life and variable annuity contractowners and to determine what action, if any, should be taken in response thereto, including the possible withdrawal of VAA`s participation in the Fund. Material conflicts could result from such things as (1) changes in state insurance law; (2) changes in federal income tax law; (3) changes in the investment management of any portfolio of the Fund; or (4) differences between voting instructions given by variable life and variable annuity contractowners.

VOTING RIGHTS

Ohio National Life shall vote Fund shares held in VAA at meetings of Fund shareholders in accordance with voting instructions received from contract owners. The number of Fund shares for which an owner is entitled to give instructions will be determined by Ohio National Life in the manner described below, not more than 90 days prior to the meeting of the Fund. Fund proxy material will be distributed to each owner together with appropriate forms for giving voting instructions. Fund shares held in VAA, for which no timely instructions are received, will be voted by Ohio National Life in proportion to the instructions which are received with respect to all contracts participating in VAA.

During the accumulation period, the number of Fund shares for which instructions may be given to Ohio National Life is determined by dividing the variable accumulation value of a subaccount of the contract by the net asset value of a share of the corresponding Fund portfolio as of the same date. During the annuity payment period, the number of Fund portfolio shares for which such instructions may be given is determined by dividing the actuarial liability for variable annuities in the course of payment by the net asset value of a Fund portfolio share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by Ohio National Life insurance agents who are also registered representatives (a) of The O. N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of Ohio National Life, registered under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers, Inc. or (b) of other broker-dealers that have entered into distribution agreements with the principal underwriter of the contracts. At the date of this prospectus, ONESCO was the principal underwriter of the contracts. However, pending receipt of necessary regulatory approvals, Ohio National Equities, Inc., a new wholly-owned subsidiary of Ohio National Life, will become the principal underwriter. As compensation for their sales efforts, ONESCO and the other broker-dealers will receive a fee from Ohio National Life equal to 6% of purchase payments. ONESCO and the other broker-dealers will remunerate their registered representatives from their own funds. Purchase payments on which no compensation is paid to registered representatives will not be included in amounts on which the 6% sales compensation will be paid to ONESCO and the other broker-dealers. To the extent that the amount of the contingent deferred sales charge received by Ohio National Life is not sufficient to recover the fee paid to ONESCO and the other broker-dealers, any deficiency will be made up from Ohio National Life's general account assets which include, among other things, any profit from the mortality and expense risk charges.

                             DEDUCTIONS AND EXPENSES

CONTINGENT DEFERRED SALES CHARGE

No deduction for sales expense is made from purchase payments. A contingent deferred sales charge may be assessed by Ohio National Life when a contract is surrendered or a partial withdrawal of accumulation value is made before the annuity payout date to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. Such charge equals a percentage of the contract value withdrawn. This percentage will vary with the contract year in which the surrender or withdrawal occurs as follows:

                      CONTRACT
                       YEARS                   PERCENTAGE
                       -----                   ----------
                          1                       6%
                          2                       5%
                          3                       4%
                          4                       3%
                          5                       2%
                          6                       1%
                          7 and later             0%

Once each contract year, a partial withdrawal of not more than 10% of the accumulation value (as of the first day of the contract year) may be made without the imposition of the contingent deferred sales charge.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

A deduction is made at the end of each valuation period equal to 0.25% on an annual basis of the contract value for administrative expenses. This deduction is not designed to produce a profit but to reimburse Ohio National Life for expenses incurred for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. Because the administrative expense deduction is a percentage of assets, it is possible that larger contracts may bear a portion of the cost of administering smaller contracts.

DEDUCTION FOR RISK UNDERTAKINGS

Prior to the annuity payout date, Ohio National Life guarantees that the accumulation value of all contracts will not be affected by any excess of sales and administrative expenses over the deductions provided therefor. Ohio National Life also guarantees to pay a death benefit in the event of the annuitant's death prior to the annuity payout date (see Death Benefit, page 10). After the annuity payout date, Ohio National Life guarantees that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, Ohio National Life, in determining the accumulation unit values and the annuity unit values for each subaccount, makes a deduction from the applicable investment results equal to 0.65% of the contract value on an annual basis. Such deduction may be decreased by Ohio National Life at any time and may be increased not more frequently than annually to not more than 1.55% on an annual basis. Although Ohio National Life views the risk charge as an indivisible whole, of the amount currently being deducted, it has estimated that a reasonable allocation would be 0.25% for mortality risk, and 0.4% for expense risk. Although Ohio National Life hopes to realize a profit from this charge, if the deduction is insufficient to cover the actual risk involved, the loss will fall on Ohio National Life; conversely, if the deduction proves more than sufficient, the excess will be a gain to Ohio National Life.

TRANSFER FEE

A transfer fee of $3 (which may be increased to $10) is made for transferring contract values from one or more subaccounts to one or more other subaccounts. The fee is charged against the subaccount(s) from which the transfer is effected. Currently, no fee is charged for the first four transfers each year.

DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. Normally, any such applicable taxes will not be deducted until annuity payments begin rather than being deducted from the purchase payment.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Fund. These are described in the attached Fund prospectus.

                    DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

20-DAY FREE LOOK

The contract owner may revoke the contract at any time until the end of 20 days after receipt of the contract and receive a refund of the entire purchase price. To revoke, the owner must return the contract to Ohio National Life within the 20 day period. In those states where required by state law, the value of the contract as of the date of cancellation will be returned in lieu of the entire purchase price in case of revocation during the 20 day free look period.

ACCUMULATION PERIOD
PURCHASE PAYMENT PROVISIONS

The contracts provide for a single minimum purchase payment of $10,000 and a maximum payment of $500,000. A larger payment, or more than one payment, may be made with Ohio National Life's consent.

ACCUMULATION UNITS

Prior to the annuity payout date, the contract value is measured by accumulation units. The purchase payment results in the crediting of accumulation units to the contract (see Crediting Accumulation Units, below). The number of accumulation units so credited remains constant but the dollar value of accumulation units will vary depending upon the investment results of the particular subaccount to which contract values are allocated.

CREDITING ACCUMULATION UNITS

Completed application forms, together with a check for the purchase payment, are forwarded to the home office of Ohio National Life for acceptance. Upon acceptance, a contract is issued to the contract owner, and the purchase payment is then credited to the contract in the form of accumulation units. The purchase payment is credited not later than two business days after receipt if the application and all information necessary for processing the purchase payment are complete. If an application is not accepted within five business days, the purchase payment will be returned immediately to the applicant unless the applicant specifically consents to having Ohio National Life retain the purchase payment until the application is completed. After that, the purchase payment will be credited within two business days.

ALLOCATION OF THE PURCHASE PAYMENT

In the contract application, you may direct the allocation of your purchase payment among the subaccounts of VAA and the general account of Ohio National Life. The amount allocated to any subaccount or the general account must equal a whole percentage.

ACCUMULATION UNIT VALUE AND ACCUMULATION VALUE

The accumulation unit value of each subaccount of VAA was set at $10 when the first payment was allocated to each such subaccount. The accumulation unit value for any subsequent valuation period is determined by multiplying the accumulation unit value for the immediately preceding valuation period by the net investment factor (described below) for such subsequent valuation period. The accumulation value is determined by multiplying the total number of accumulation units (for each subaccount) credited to the contract by the accumulation unit value (for such subaccount) for the valuation period for which the accumulation value is being determined.

NET INVESTMENT FACTOR

The net investment factor is a quantitative measure of the investment results of each subaccount of VAA. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is -

         (1) the net asset value of a share in the appropriate portfolio of the Fund determined as of the end of a valuation period, plus

         (2) The per share amount of any dividends or other distributions declared for that portfolio by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

         (3) per share charge or credit for any taxes paid or reserved for which is determined by Ohio National Life to result from the maintenance or operation of that subaccount of VAA; (No federal income taxes are applicable under present law.)

     (b) is the net asset value of a share in the appropriate portfolio of the Fund determined as the end of the preceding valuation period; and

     (c) is the deduction for administrative and sales expenses and risk undertakings. (See Deduction for Administrative Expenses, page 7, and Deduction for Risk Undertakings, page 7.)

SURRENDER AND PARTIAL WITHDRAWAL

Prior to the annuity payout date, the owner of a contract may surrender (totally withdraw the value of) his or her contract for its accumulation value or elect a partial (at least $500) withdrawal therefrom. These transactions may be subject to the contingent deferred sales charge described on page 7. Such charge is a percentage of the total amount withdrawn. For example, if a partial withdrawal of $500 is requested during the first contract year, Ohio National Life would pay you $500, but the total amount deducted from the accumulation value would be $531.91 (i.e., $531.91 x 6% $31.91). Unless otherwise specified, the withdrawal will be made pro-rata from the values of each subaccount. The amount available for withdrawal is the sum of the subaccount values less any contingent deferred sales charge, provided, however, that no partial withdrawal that would cause the contract value to fall below $5,000 will be allowed. Payment by Ohio National Life shall be made within seven days from the date of receipt of the request for such payment except as it may be deferred under the circumstances described below. Surrenders and partial withdrawals are limited or not permitted in connection with certain retirement plans. (See Texas State Optional Retirement Program, page 11 and Tax-Deferred Annuities, page 15. For tax consequences of a surrender or withdrawal, see Federal Tax Status, page 14.)

Occasionally Ohio National Life may receive a request for a surrender or partial withdrawal before the check for your purchase payment has cleared the banking system. Ohio National Life may delay the surrender or partial withdrawal until your check has cleared. Ohio National Life requires the return of the contract in the case of a complete surrender.

The right to withdraw may be suspended or the date of payment postponed (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange, as determined by the Securities and Exchange Commission, is restricted; (2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in the Fund is not reasonably practical, or it is not reasonably practical to determine the value of the Fund's net assets; or (3) or such other periods as the Commission may by order permit for the protection of security holders.

TRANSFERS AMONG SUBACCOUNTS

Contract values may be transferred from one subaccount to another upon the request of the owner. Transfers may be made at any time during the accumulation period. The amount of any such transfer must be at least $500 (or the entire value of the contract's interest in a subaccount, if less). Ohio National Life reserves the right to limit the number, frequency, method or amount of transfers. Transfers from any portfolio of the Fund on any one day may be limited to 1% of the previous day's total net assets of that portfolio if Ohio National Life or the Fund, in its or their discretion, believes that the portfolio might otherwise be damaged. After the annuity payout date, transfers among subaccounts can only be made once each calendar quarter. Such transfers may then be made without a transfer fee. (See Transfer Fee, page 7, and Transfers After Annuity Payout Date, page 13.)

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)

Ohio National Life administers a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount from any variable subaccount(s) to any other subaccount(s), including the Guaranteed Accumulation Account. Each DCA transfer must be at least $300 and at least 12 DCA transfers must be scheduled. No transfer fee is charged for DCA transfers. Ohio National Life may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving Ohio National Life written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from a fund with a stabilized net asset value, such as the Money Market subaccount, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a subaccount not having a stabilized net asset value, DCA will have the effect of reducing the average price of the shares being redeemed. DCA might also be used to systematically transfer accumulation values from variable subaccounts to the General Accumulation Account, in anticipation of retirement, in order to reduce the risk of making a single transfer during a low market.

TELEPHONE TRANSFERS

If the contract owner first submits a pre-authorization form to Ohio National Life, transfers may be made by telephoning Ohio National Life at 1-800-635-3225. Ohio National Life will honor pre-authorized telephone transfer instructions from anyone who is able to provide the personal identifying information requested, but reserves the right to refuse to honor any such request if that seems prudent. Ohio National Life will use reasonable procedures to confirm that telephone instructions are genuine. (Otherwise, Ohio National Life may be liable for any losses due to unauthorized or fraudulent instructions.) A written confirmation will be sent following each telephone transfer.

DEATH BENEFIT

In the event of the death of the annuitant prior to the annuity payout date, the contract provides a death benefit to be paid to a designated beneficiary. The amount of the death benefit will be determined as of the end of the valuation period in which written notice of death of the annuitant is received by Ohio National Life. It will be paid in one sum into an interest-bearing checking account established in the beneficiary's name with Bank One, Springfield, Illinois, unless the owner elects settlement under one or more of the settlement options provided in the contract. The checking account will bear interest based upon then current money market rates. The beneficiary will then be able to write checks against such account at any time and in any amount up to the total in the account. Such checks must be for a minimum of $250. The amount of death benefit is the accumulation value of the contract or, if greater, the difference between your purchase payment and any partial withdrawals.

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

Ohio National Life and its affiliated companies offer a credit on the purchase of contracts by any of their employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, covering any of the foregoing or any of their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit is treated as additional income under the contract. The amount of the credit equals 3.5% of the single purchase payment. Ohio National Life credits the Guaranteed Accumulation Account of the employee's contract in this amount at the time the purchase payment is made by the employee.

TEXAS STATE OPTIONAL RETIREMENT PROGRAM

Under the Texas State Optional Retirement Program (the "Program"), purchase payments may be excluded from the gross income of state employees for federal tax purposes to the extent that such purchase payments do not exceed the exclusion allowance provided by the Code. The Attorney General of Texas has interpreted the Program as prohibiting any participating state employee from receiving the surrender value of a contract funding benefits under the Program prior to termination of employment or the state employee's retirement, death or total disability. Therefore, no surrender or partial withdrawal by a participant in the Program will be allowed until the first of these events occurs.

ANNUITY PERIOD
ANNUITY PAYOUT DATE

Annuity payments under a contract will begin on the annuity payout date. This date is selected by the owner at the time the contract is issued and must be at least 30 days after the contract date. It may be changed from time to time by the owner so long as the annuity payout date selected is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 75th birthday; however, this restriction may be waived by mutual agreement between Ohio National Life and the owner.

The contracts include Ohio National Life's assurance that annuity payments will be paid for the lifetime of the annuitant in accordance with the annuity rates contained in the contract, regardless of actual mortality experience.

Once annuity payments commence, the contract cannot be surrendered for cash except that, upon the death of the annuitant, the beneficiary shall be entitled to surrender the contract for the commuted value of any remaining period-certain payments.

ANNUITY OPTIONS

The owner may elect one or more of the following annuity options, and may change such election anytime before the annuity payout date.

       Option 1(a):    Life Annuity with installment payments for the
                       lifetime of the annuitant (under this option it is possible for the annuitant to receive only one payment;
                       this could happen if the annuitant should die before receiving the second payment; there is no residual value of the contract after annuitant's death).

       Option 1(b):    Life Annuity with installment payments guaranteed
                       for five years and continuing thereafter during the remaining lifetime of the annuitant.

       Option 1(c):    Life Annuity with installment payments guaranteed
                       for ten years and continuing thereafter during the remaining lifetime of the annuitant.

       Option 1(a):    Life Annuity with installment payments for the
                       lifetime of the annuitant (under this option it is possible for the annuitant to receive only one payment;
                       this could happen if the annuitant should die before receiving the second payment; there is no residual value of the contract after annuitant's death).

       Option 1(d):    Installment Refund Life Annuity with payments
                       guaranteed for a period certain and continuing thereafter during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

       Option 2(a):    Joint & Survivor Life Annuity with installment
                       payments during the lifetime of an annuitant and continuing during the lifetime of a designated contingent annuitant (under this option it is possible for the annuitant and contingent annuitant to receive only one payment; this could happen if both were to die before receiving the second payment).

       Option 2(b):    Joint & Survivor Life Annuity with installment
                       payments guaranteed for ten years and continuing thereafter during the remaining lifetime of the annuitant or a designated contingent annuitant.

Unless the contract owner directs otherwise, as of the annuity payout date the contract values will be applied to provide annuity payments pro-rata from each subaccount in the same proportion as the contract values immediately prior to the annuity payout date.

If no election is in effect on the annuity payout date, the accumulation value of the contract will be applied under Option 1(c) (except that certain contracts might require a Joint and Survivor Annuity pursuant to the Pension Reform Act of 1974, as amended) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. Options 2(a) and 2(b) are available only with the consent of Ohio National Life if the contingent annuitant is not related to the annuitant.

Other settlement options are available as agreed to by Ohio National Life.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

The first variable annuity payment is determined by applying the accumulation value for each subaccount in accordance with the settlement option tables contained in the contract. The rates contained in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. Contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes use annuity tables which do not vary with annuitant's sex. The accumulation value to be applied is determined at the end of a valuation period (selected by Ohio National Life and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount to be applied under an option is less than $5,000, the option shall not be available and accumulation value shall be paid in a single sum to the annuitant. If the first periodic payment under any option would be less than $25, Ohio National Life reserves the right to change the frequency of payments so that the first such payment is at least $25.

ANNUITY UNIT AND THE DETERMINATION OF SUBSEQUENT PAYMENTS

Subsequent variable annuity payments will vary to reflect the investment performance of each applicable subaccount. The amount of each subsequent payment is determined by annuity units. The number of annuity units for each subaccount is determined by dividing the dollar amount of the first annuity payment from each subaccount by the value of the subaccount annuity unit for the same valuation period used to determine the accumulation value of the contract applied to provide annuity payments. This number of annuity units remains fixed during the annuity payment period unless changed as provided below.

The annuity unit value for each subaccount was set at $10 for the valuation period as of which the first variable annuity payable from each subaccount of VAA was calculated. The annuity unit value for each subsequent valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor (see page 9) for such subsequent valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the assumed interest rate discussed below.

The dollar amount of each subsequent variable annuity payment is equal to the fixed number of annuity units for each subaccount multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the Progressive Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would be level.

TRANSFERS AFTER ANNUITY PAYOUT DATE

After annuity payments have been made for at least 12 months, the annuitant can, once each 12 months, change the subaccount(s) on which variable annuity payments are based. On at least 30 days written notice to Ohio National Life at its home office, that portion of the periodic variable annuity payment directed by the annuitant will be changed to reflect the investment results of a different subaccount. The annuity payment immediately after such change will be the amount that would have been paid without such change. Subsequent payments will reflect the new mix of subaccount allocation.

OTHER CONTRACT PROVISIONS
ASSIGNMENT

Any amount payable in settlement of the contracts may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to any person other than Ohio National Life. To the extent permitted by law, no such amounts shall be subject in any way to any legal process to subject them to payment of any claims against an annuitant before the annuity payout date. A contract may not be assigned before the annuity payout date. Ownership of a contract may not be transferred except to (1) the annuitant, (2) a trustee or successor trustee of a pension or profit-sharing trust which is qualified under
Section 401 of the Code, or (3) the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or
(4) as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

PERIODIC REPORTS

Ohio National Life will furnish each owner, at least annually after the first contract year, and prior to the annuity payout date, a statement showing the number of accumulation units credited to the contract by subaccount and the accumulation unit value of each such unit as of a date not more than four months from the date of furnishing of the report. In addition, as long as the contract remains in effect, Ohio National Life will forward such periodic reports as may be furnished it by the Fund.

SUBSTITUTION FOR FUND SHARES

If investment in the Fund is no longer possible or in Ohio National Life's judgment becomes inappropriate to the purposes of the contract, Ohio National Life may substitute another mutual fund. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission. We may also add other investment portfolios of the Fund as eligible investments of VAA.

CONTRACT OWNER INQUIRIES

Any questions from contract owners should be directed to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone (513) 559-6452.

PERFORMANCE DATA

Ohio National Life may advertise performance data for the various Fund portfolios showing the percentage change in the value of an accumulation unit based on the performance of the applicable portfolio over a period of time (usually a calendar year). Such percentage change is determined by dividing the increase (or decrease) in value for the unit by the accumulation unit value at the beginning of the period. This percentage figure will reflect the deduction of any asset-based charges under the contract but will not reflect the deduction of any applicable contingent deferred sales charge which would reduce any percentage increase or make greater any percentage decrease.

Any such advertising will also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures will reflect the deduction of applicable contingent deferred sales charges as well as applicable asset-based charges.

Ohio National Life may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of law to individual circumstances. Tax laws can change, even with respect to contracts that have already been issued. Tax law revisions, with unfavorable consequences to contracts offered by this prospectus, could have retroactive effect on previously issued contracts or on subsequent voluntary transactions in previously issued contracts.

Ohio National Life is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA are a part of, and are taxed with, the operations of Ohio National Life, VAA is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

No federal income tax is payable under present law on dividend income or capital gains distribution from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares.

The contracts described in this prospectus are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the accumulation value of the contract is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution.

When annuity payments commence under the contract each payment is taxable under
Section 72 of the Code as ordinary income in the year of receipt if the annuitant has neither paid any portion of the purchase payment for the contract nor has previously been taxed on any portion of the purchase payment. If any portion of the purchase payment has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract" You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once your "investment in the contract" is recovered, the entire portion of each annuity payment will be included in your taxable income.

If an election is made to receive the accumulated value in a single sum in lieu of annuity payments, any amount received or withdrawn in excess of the "investment in the contract" will normally be taxed as ordinary income in the year received. A partial withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." Such a withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract."

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is (1) received on or after the taxpayer reaches age 59-1/2; (2) made to a beneficiary on or after the death of the annuitant; (3) attributable to the taxpayer's becoming disabled; (4) made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);
(5) from a contract that is a qualified funding asset for purposes of a structured settlement; or (6) made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity. If an election is made not to have withholding apply to the early withdrawal or if an insufficient amount is withheld, the contract owner may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. Failure to provide your taxpayer identification number will automatically subject any payments under the contract to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, a purchase payment made for an annuity contract purchased for an employee by a public educational institution or certain other tax-exempt organizations which are described in
Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that the purchase payment plus any other amounts contributed to the purchase of a contract and toward benefits under qualified retirement plans does not exceed the exclusion allowance determined for the employee as set forth in Sections 403(b) and 415 of the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts received by an employee under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts received may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and any purchase payment made after December 31, 1988, pursuant to a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee (a) attains age 59-1/2,
(b) separates from the employer's service, (c) dies, (d) becomes disabled as defined in the Code, or (e) incurs a financial hardship as defined in the Code. In the case of hardship, cash distributions may not exceed the amount of such purchase payments. These restrictions do not affect rights to transfer investments among the subaccounts and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, a purchase payment made by an employer or trustee, pursuant to a plan or trust qualified under Section 401(a) or 403(a) of the Code, is generally excludable from gross income of the employee. The portion, if any, of the purchase payment made by the employee, or which is considered taxable income to the employee in the year the payment is made, constitutes an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from gross income of the employee.

The Code requires that plans must prohibit any distribution to a plan participant prior to age 59-1/2, except in the event of death or total disability. Distributions must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70-1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code.

If an employee, or one or more of the beneficiaries, receives the total amounts payable with respect to an employee within one taxable year after age 59-1/2 on account of the employee's death or separation from service of the employer, any amount received in excess of the employee's "investment in the contract" may be taxed under special 5-year forward averaging rules. The taxpayer can elect to have that portion of a lump-sum distribution attributable to years of participation prior to January 1, 1974 given capital gains treatment. The percentage of pre-1974 distribution subject to capital gains treatment decreases as follows: 100%, 1987; 95%, 1988; 75%, 1989; 50%, 1990; and 25%, 1991. For tax
years 1992 and thereafter no capital gains treatment is available. The employee receiving such a distribution may be able to make a "tax-free rollover" of the distribution less the employee's "investment in the contract" into another qualified plan in which the employee is a participant or into one of the types of individual retirement arrangements permitted under the Code. An employee's surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

INDIVIDUAL RETIREMENT ANNUITIES (IRA)

Section 408(b) of the Code provides that an individual may invest an amount up to $2,000 per year of earned income in an IRA and claim it as a personal tax deduction if such person or the person's spouse is not an "active participant" in an employer maintained qualified retirement plan or such person has adjusted gross income which does not exceed the "applicable dollar limit." For a single taxpayer, the applicable dollar limitation is $25,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $25,000-$35,000. For married couples filing jointly, the applicable dollar limitation is $40,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $40,000-$50,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $35,000 for individuals and $50,000 for married couples filing jointly. In the alternative, an individual otherwise qualified for an IRA may elect to contribute to an IRA for the individual and for the individual's non-working spouse, with the total deduction limited to $2,250.

Individuals are permitted to make non-deductible IRA contributions to the extent they are ineligible to make deductible IRA contributions. Any amount received from another qualified plan (including another individual retirement arrangement) which is eligible as a "tax-free rollover" may be invested in an IRA, and is not counted toward the overall contribution limit. Earnings on nondeductible IRA contributions are not subject to tax until they are withdrawn. The combined limit on designated nondeductible and deductible contributions for a tax year is the lesser of 100% of compensation or $2,000 ($2,250 in the case of an additional contribution to a spousal IRA).

Distributions (all or part) made prior to age 59-1/2 (except in the case of death or disability) will result in a penalty tax of 10% plus ordinary income tax treatment of the amount received. Additionally, there is an excise tax of 6% of the amount contributed in excess of either the deductible limit or nondeductible limit, as indicated above, if such amount is not withdrawn prior to the filing of the income tax return for the year of contribution or applied as an allowable contribution for a subsequent year. The excise tax will continue to apply each year until the excess contribution is corrected. Distributions after age 59-1/2 are treated as ordinary income at the time received. Distributions must commence before April 1 following the year in which the individual reaches age 70-1/2. A 50% nondeductible excise tax is imposed on the excess in any tax year of the amount that should have been distributed over the amount actually distributed.

SIMPLIFIED EMPLOYEE PENSION PLANS (SEPPS)

Under Section 408 of the Code, employers may establish SEPPs for their employees. Under these plans the employer may contribute on behalf of an employee to an individual retirement account or annuity. The amount of the contribution is excludible from the employee's income.

Certain employees who participate in a SEPP will be entitled to elect to have the employer make contributions to a SEPP on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to a SEPP, it is not treated as current taxable income to the employee. Elective deferrals under a SEPP are subject to an inflation-indexed limit which is $9,500 for 1996. Salary-reduction SEPPs are available only if at least 50% of the employees elect to have amounts contributed to the SEPP and if the employer has 25 or fewer employees at any time during the preceding year.

An employee may also take a deduction for individual contributions to the IRA, subject to the limits applicable to IRAs in general. Withdrawals from the IRAs to which the employer contributes must be permitted. These withdrawals, however, are subject to the general rules with respect to withdrawals from IRAs.

WITHHOLDING ON DISTRIBUTION

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding on annuity payments is required. However, recipients of annuity payments are allowed to elect not to have the tax withheld. Such an election may be revoked at any time with respect to annuity payments and thereafter withholding would commence. Failure to provide your taxpayer identification number will automatically subject any payments under the contract to withholding.

                                   APPENDIX A

IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your simplified employee pension IRA (SEPP-IRA) for employer contributions, or to one you purchase for your spouse (see "IRA for Non-working Spouse", below). You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 20 days after it is delivered (see page 8). This is a more liberal provision than is required in connection with IRA's. To exercise this "free-look" provision write or call the address shown below:

The Ohio National Life Insurance Company
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: (513) 559-6452 - 8:30 a.m. - 4:30 p.m. (Eastern Time Zone)


ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to your IRA will be deductible if you or your spouse is not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". IRA (or SEPP-IRA) contributions must be made by no later than the time you file your income tax return for that year (i.e. April 15 if you are a calendar-year taxpayer). For a single taxpayer, the applicable dollar limitation is $25,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $25,000-$35,000. For married couples filing jointly, the applicable dollar limitation is $40,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $40,000-$50,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $35,000 for individuals and $50,000 for married couples filing jointly.

Contributions made by your employer to your SEPP-IRA are excludible from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEPP-IRA are subject to an inflation-adjusted limit which is $9,500 for 1996. Salary-reduction SEPP-IRAs are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at any time during the preceding year.

The IRA maximum annual contribution and your tax deduction is limited to the lesser of: (1) $2,000 or (2) 100% of your earned compensation. Contributions in excess of the deduction limits may be subject to penalty. See below.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is $22,500. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $2,000 or (2) 100% of taxable alimony.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You are permitted to withdraw an excess contribution from your IRA or SEPP-IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See the section below on pre-mature distributions for penalties imposed on withdrawal when the contribution exceeds $2,250).

No contribution may be made to your IRA or SEPP-IRA during or after the tax year in which you attain age 70-1/2.

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you will also be eligible to establish an IRA for your spouse if your spouse receives no earned compensation for the tax year. Contribution to both IRA's may not exceed $2,250. If the requirements for deductibility are met, you will only be able to deduct an amount equal to the least of: (1) amount contributed, (2) $2,250 or (3) 100% of your compensation. Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions."

If you contribute more than the amount you may contribute, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

You may not make a contribution to your or your spouse's IRA during or after the tax year in which you (or your spouse) reach age 70-1/2. If your spouse attains age 70-1/2 and you have not, you may continue to make contributions to your own IRA until the year you reach that age.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION

Once every year, you are permitted to withdraw any portion of the value of your IRA or SEPP-IRA and reinvest it in another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You will not be allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later rollover such a contribution to another qualified retirement plan as long as you have not mixed it with IRA (or SEPP-IRA) contributions you have deducted from your income. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

PREMATURE DISTRIBUTIONS

At no time can your interest in your IRA or SEPP-IRA be forfeited. To insure that your contributions will be used for your retirement, the federal tax law does not permit you to use your IRA or SEPP-IRA as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEPP-IRA to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59-1/2 or totally disabled. (You may, however, assign your IRA or SEPP-IRA without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may surrender any portion of the value of your IRA (or SEPP-IRA). In the case of a partial surrender which does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59-1/2 or totally disabled.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as not more than $2,250 has been contributed to your account for the year of the excess contribution. Unless you have attained age 59-1/2 (or have become totally disabled), a 10% penalty tax will be imposed on the part of an excess contribution greater than $2,250 which is withdrawn after your tax filing date. If employer contributions have been made to a SEPP-IRA, a 10% penalty tax will be imposed on the part of the excess contribution withdrawn after your tax filing date which exceeds the lesser of (1) $32,250, or (2) $2,250 plus the amount of the employer contribution to the SEPP-IRA.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59-1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them.

INADEQUATE OR UNDER DISTRIBUTIONS - 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70-1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

DEATH BENEFITS

If you, (or your surviving spouse) die before receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary within one year after your or your spouse's death. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT A
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                          237 William Howard Taft Road
                             Cincinnati, Ohio 45219
                            Telephone (513) 559-6452

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 1996

The Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus for Ohio National Variable Account A ("VAA") single purchase payment individual tax qualified variable annuity contracts dated May 1, 1996. To obtain a free copy of the VAA prospectus, write or call The Ohio National Life Insurance Company ("Ohio National Life") at the above address.

                                Table of Contents


              Custodian .....................................     2
              Independent Certified Public Accountants ......     2
              Underwriter ...................................     2
              Calculation of Money Market Subaccount Yield ..     3
              Total Return ..................................     3
              Transfer Limitations ..........................     4
              Financial Statements ..........................     5
              Appendix:
                   Loans Under Tax-sheltered Annuities ......    14
                   Guaranteed Accumulation Account ..........    14



                            "TOP PLUS" TAX QUALIFIED

CUSTODIAN

Ohio National Life has executed an agreement with The Provident Bank ("the Bank"), Cincinnati, Ohio, pursuant to which the shares of Ohio National Fund, Inc. ("Fund") and other assets credited to VAA will be held in the custody of the Bank. The agreement provides that the Bank will purchase Fund shares at their net asset value determined as of the end of the valuation period of VAA during which the purchase payment is received by Ohio National Life. The Bank effects redemptions of Fund shares held by VAA upon instructions from Ohio National Life at net asset value determined as of the end of the valuation period of VAA during which a redemption request is received or made by Ohio National Life. In addition, the Bank maintains appropriate records with respect to all transactions in Fund shares relative to VAA.

The agreement requires the Bank to have at all times an aggregate capital, surplus and undivided profit of not less than $2 million and prohibits resignation by the Bank until (a) a successor custodian bank having the qualifications enumerated above shall have agreed to serve as custodian, or (b) VAA has been completely liquidated and the proceeds of such liquidation properly distributed. Subject to these conditions the agreement of custodianship may be terminated by either party upon sixty days written notice. For its services as custodian, the Bank will be paid a fee to be agreed upon from time to time by the Bank and Ohio National Life.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of VAA as of December 31, 1995 and for the periods indicated herein and of The Ohio National Life Insurance Company's consolidated financial statements as of December 31, 1995 and 1994 and for the periods indicated herein have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

UNDERWRITER

The offering of the contracts is continuous. At the date of this Statement of Additional Information, The O.N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of Ohio National Life, was the principal underwriter of the contracts. The aggregate amount of underwriting commissions paid to ONESCO with respect to contracts issued by VAA, and the amounts retained by ONESCO, for each of the last three years have been:

                                Aggregate                 Retained
          Year                 Commisisons               Commissions
          ----                 -----------               -----------
          1995                 $1,645,426                 $151,215
          1994                  1,562,146                  178,330
          1993                    997,974                  122,570

Pending receipt of necessary regulatory approvals, Ohio National Equities, Inc., a new wholly-owned subsidiary of Ohio National Life, will become the principal underwriter of the contracts.

CALCULATION OF MONEY MARKET SUBACCOUNT YIELD

The current yield of the Money Market subaccount for the seven days ended on December 31, 1995, was 4.53%. This was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the subaccount at the beginning of the seven-day period, dividing the net change in subaccount value by the value of the subaccount at the beginning of the base period to obtain the base period return, and multiplying the difference by 365/7. The resulting figure is carried to the nearest hundredth of one percent.

TOTAL RETURN

The average annual compounded rate of return for a contract with respect to a particular subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                P(1 + T)(n) = ERV

         where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and
                  ERV = the ending redeemable value of a
                        hypothetical $1,000 beginning-of-period
                        payment at the end of the period (or
                        fractional portion thereof).

For this purpose, it should be noted that the current series of contracts were initially offered on October 7, 1993. Hypothetical results based upon performance of the subaccounts prior to that date assume that the same charges and deductions applicable to the current contracts were in effect from the inception of each corresponding portfolio of the Fund. Based on those assumptions, the average annual total returns for contracts in each of the subaccounts from the inception of the subaccount and for the one-, five- and ten-year periods ending on December 31, 1995, and assuming surrender of the contract on the latter date, are as follows:

                            One         Five        Ten          From         Inception
                            Year        Years       Years     Inception        Date ___
                           ------      ------      ------     ---------       ---------
Equity                     26.07%      12.44%      12.33%       9.18%         10-06-69
Money Market                4.67%       3.28%       5.23%       6.89%         03-20-80
Bond                       17.83%       8.00%       7.34%       8.07%         11-02-82
Omni                       21.66%      11.07%       9.75%      10.22%         09-10-84
International              11.10%       N/A          N/A       15.80%         04-30-93
Capital Appreciation       21.52%       N/A          N/A       14.97%         05-01-94
Small Cap                  31.82%       N/A          N/A       31.92%         05-01-94
Global Contrarian            N/A        N/A          N/A        8.16%         03-31-95
Aggressive Growth            N/A        N/A          N/A       26.10%         03-31-95

TRANSFER LIMITATIONS

To the extent that transfers, surrenders, partial withdrawals and annuity payments from a subaccount exceed net purchase payments and transfers into that subaccount, securities of the corresponding portfolio of the Fund may have to be sold. Excessive sales of a portfolio's securities on short notice could be detrimental to that portfolio and to contractowners with values allocated to the corresponding subaccount. To protect the interests of all contractowners, Ohio National Life reserves the right to limit the number, frequency, method or amount of transfers. Transfers from any portfolio of the Fund on any one day may be limited to 1% of the previous day's total net assets of that portfolio if Ohio National Life or the Fund, in its or their discretion, believes that the portfolio might otherwise be damaged.

If and when transfers must be so limited, some transfer requests will not be made. In determining which requests will be made, scheduled transfers (that is, those pursuant to a pre-existing dollar cost averaging program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone and facsimile requests in the order received. Contractowners whose transfer requests are not made will be so notified. Current SEC rules preclude Ohio National Life from processing at a later date those requests that were not made. Accordingly, a new transfer request would have to be submitted in order to make a transfer that was not made because of these limitations.

                        OHIO NATIONAL VARIABLE ACCOUNT A

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
        The Ohio National Life Insurance Company

The Contract Owners
        Ohio National Variable Account A

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account A as of December 31, 1995, and the related statements of operations, changes in contract owners' equity and schedules of changes in unit values for each of the periods indicated herein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by examination of the underlying mutual fund. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ohio National Variable Account A at December 31, 1995, and the results of its operations, changes in contract owners' equity and changes in unit values for each of the periods indicated herein, in conformity with generally accepted accounting principles.


                                                           KPMG PEAT MARWICK LLP


Cincinnati, Ohio
January 26, 1996

================================================================================
                        OHIO NATIONAL VARIABLE ACCOUNT A
                STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY
                               DECEMBER 31, 1995


                                       MONEY                                   INTER-       CAPITAL
                         EQUITY        MARKET        BOND         OMNI        NATIONAL      APPREC.
                       SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                       -----------   ----------   ----------   -----------   -----------   ----------
Assets - Investments
at market value
(note 2)               $69,436,065   $4,906,226   $4,757,079   $44,360,064   $33,130,174   $4,207,564
                       ===========   ==========   ==========   ===========   ===========   ==========
Contract owners'
equity:
Contracts in
accumulation
period (note 3)        $69,084,841   $4,783,920   $4,747,050   $44,254,306   $33,130,174   $4,207,564
Annuity reserves
for contracts in
payment period             351,224      122,306       10,029       105,758             0            0
             -         -----------   ----------   ----------   -----------   -----------   ----------
Total contract
owners' equity         $69,436,065   $4,906,226   $4,757,079   $44,360,064   $33,130,174   $4,207,564
                       ===========   ==========   ==========   ===========   ===========   ==========

                            SMALL        GLOBAL      AGGRESS.
                             CAP         CONTR.       GROWTH
                          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                          ----------   ----------   ----------
Assets - Investments
at market value
(note 2)                  $5,223,471    $548,985     $625,253
                          ==========    ========     ========
Contract owners'
equity:
  Contracts in
  accumulation
  period (note 3)         $5,223,471    $548,985     $625,253
  Annuity reserves
  for contracts in
  payment period                   0           0            0
                          ----------    --------     --------
Total contract
owners' equity            $5,223,471    $548,985     $625,253
                          ==========    ========     ========

   The accompanying notes are an integral part of these financial statements.

                        OHIO NATIONAL VARIABLE ACCOUNT A
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994
-------------------------------------------------------------------------------------
                                            EQUITY                  MONEY MARKET
                                          SUBACCOUNT                 SUBACCOUNT
                                       1995        1994           1995        1994
                                   ------------------------   -----------------------
Investment activity:
   Reinvested capital gains
     and dividends ..............  $ 1,723,423  $ 1,572,122   $  189,597   $  108,479
                                   -----------  -----------   ----------   ----------
   Realized and Unrealized gain
     (loss) on investments:
     Realized gain (loss) .......      904,829      625,295            0            0
     Unrealized gain (loss) .....   11,625,942   (2,080,712)           0            0
                                   -----------  -----------   ----------   ----------
       Net gain (loss) on
         investments ............   12,530,771   (1,455,417)           0            0
                                   -----------  -----------   ----------   ----------
         Net investment
           activity .............   14,254,194      116,705      189,597      108,479
                                   -----------  -----------   ----------   ----------
Equity transactions:
   Sales:
     Contract purchase payments .    8,103,486    7,622,777    2,272,210    1,691,091
     Transfers from fixed and
       other subaccounts ........    3,069,834    1,842,285    1,882,448      767,783
                                   -----------  -----------   ----------   ----------
                                    11,173,320    9,465,062    4,154,658    2,458,874
                                   -----------  -----------   ----------   ----------
   Redemptions:
     Withdrawals and surrenders .    2,826,751    1,898,657      305,731      266,569
     Annuity and death benefit
       payments .................      599,141      133,152       16,451      101,118
     Transfers to fixed and
       other subaccounts ........    2,340,950    3,886,956    2,691,865      977,212
                                   -----------  -----------   ----------   ----------
                                     5,766,842    5,918,765    3,014,047    1,344,899
                                   -----------  -----------   ----------   ----------
         Net equity
           transactions .........    5,406,478    3,546,297    1,140,611    1,113,975
                                   -----------  -----------   ----------   ----------
Risk and administrative
   expense (note 4) .............      651,801      530,943       34,079       31,442
                                   -----------  -----------   ----------   ----------
     Net change in contract
       owners' equity ...........   19,008,871    3,132,059    1,296,129    1,191,012
Contract owners' equity:
   Beginning of period ..........   50,427,194   47,295,135    3,610,097    2,419,085
                                   -----------  -----------   ----------   ----------
   End of period ................  $69,436,065  $50,427,194   $4,906,226   $3,610,097
                                   ===========  ===========   ==========   ==========

                                             BOND                      OMNI
                                          SUBACCOUNT                SUBACCOUNT
                                       1995       1994           1995         1994
                                    ----------------------    -------------------------
Investment activity:
   Reinvested capital gains
     and dividends ..............   $  211,780  $  249,396    $ 1,108,038   $ 1,270,091
                                    ----------  ----------    -----------   -----------
   Realized and Unrealized gain
     (loss) on investments:
     Realized gain (loss) .......        6,646     (20,500)       435,547       312,399
     Unrealized gain (loss) .....      482,005    (361,480)     6,398,204    (1,756,305)
                                    ----------  ----------    -----------   -----------
       Net gain (loss) on
         investments ............      488,651    (381,980)     6,833,751    (1,443,906)
                                    ----------  ----------    -----------   -----------
         Net investment
           activity .............      700,431    (132,584)     7,941,789      (173,815)
                                    ----------  ----------    -----------   -----------
Equity transactions:
   Sales:
     Contract purchase payments .      959,158     758,640      5,062,792     7,029,736
     Transfers from fixed and
       other subaccounts ........      303,129     144,860        793,343       973,373
                                    ----------  ----------    -----------   -----------
                                     1,262,287     903,500      5,856,135     8,003,109
                                    ----------  ----------    -----------   -----------
   Redemptions:
     Withdrawals and surrenders .      271,658     104,763      2,021,783     1,447,772
     Annuity and death benefit
       payments .................       25,808         869        116,467        21,726
     Transfers to fixed and
       other subaccounts ........      193,959     724,239      2,043,636     3,468,899
                                    ----------  ----------    -----------   -----------
                                       491,425     829,871      4,181,886     4,938,397
                                    ----------  ----------    -----------   -----------
         Net equity
           transactions .........      770,862      73,629      1,674,249     3,064,712
                                    ----------  ----------    -----------   -----------
Risk and administrative
   expense (note 4) .............       44,400      36,370        425,306       380,705
                                    ----------  ----------    -----------   -----------
     Net change in contract
       owners' equity ...........    1,426,893     (95,325)     9,190,732     2,510,192
Contract owners' equity:
   Beginning of period ..........    3,330,186   3,425,511     35,169,332    32,659,140
                                    ----------  ----------    -----------   -----------
   End of period ................   $4,757,079  $3,330,186    $44,360,064   $35,169,332
                                    ==========  ==========    ===========   ===========

   The accompanying notes are an integral part of these financial statements.
                                                                    (continued)

                        OHIO NATIONAL VARIABLE ACCOUNT A
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
           FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994 (CONTINUED)
-------------------------------------------------------------------------------

                                         INTERNATIONAL          CAPITAL APPRECIATION(a)
                                          SUBACCOUNT                  SUBACCOUNT
                                      1995          1994          1995        1994
                                   ------------------------    ----------------------
Investment activity:
   Reinvested capital gains
     and dividends ..............  $   991,686  $   182,743    $   55,307  $  6,015
                                   -----------  -----------    ----------  --------
   Realized and Unrealized gain
   (loss) on investments:
     Realized gain (loss) .......      137,917       71,841        16,743       782
     Unrealized gain (loss) .....    2,266,142      292,268       291,929      (905)
                                   -----------  -----------    ----------  --------
       Net gain (loss) on
         investments ............    2,404,059      364,109       308,672      (123)
                                   -----------  -----------    ----------  --------
         Net investment
           activity .............    3,395,745      546,852       363,979     5,892
                                   -----------  -----------    ----------  --------
Equity transactions:
   Sales:
     Contract purchase payments .    7,753,900   11,195,111     2,638,520   504,692
     Transfers from fixed and
       other subaccounts ........    1,305,223    9,158,421       806,607    81,436
                                   -----------  -----------    ----------  --------
                                     9,059,123   20,353,532     3,445,127   586,128
                                   -----------  -----------    ----------  --------
   Redemptions:
     Withdrawals and surrenders .    1,134,559      244,707        59,207         0
     Annuity and death benefit
       payments .................       54,693       50,543             0    28,112
     Transfers to fixed and
       other subaccounts ........    3,141,268      740,320        70,828    14,943
                                   -----------  -----------    ----------  --------
                                     4,330,520    1,035,570       130,035    43,055
                                   -----------  -----------    ----------  --------
         Net equity transactions     4,728,603   19,317,962     3,315,092   543,073
                                   -----------  -----------    ----------  --------
Risk and administrative
   expense (note 4) .............      312,946      182,911        19,404     1,068
                                   -----------  -----------    ----------  --------
     Net change in contract
       owners' equity ...........    7,811,402   19,681,903     3,659,667   547,897
Contract owners' equity:
   Beginning of period ..........   25,318,772    5,636,869       547,897         0
                                   -----------  -----------    ----------  --------
   End of period ................  $33,130,174  $25,318,772    $4,207,564  $547,897
                                   ===========  ===========    ==========  ========

                                                               GLOBAL      AGRESSIVE
                                         SMALL CAP(a)        CONTRAR.(b)   GROWTH(b)
                                          SUBACCOUNT         SUBACCOUNT   SUBACCOUNT
                                      1995        1994           1995        1995
                                   ----------------------   ------------------------
Investment activity:
   Reinvested capital gains
     and dividends ..............  $    8,230    $  7,996    $  1,259     $ 12,988
                                   ----------    --------    --------     --------
   Realized and Unrealized gain
   (loss) on investments:
     Realized gain (loss) .......      32,092       7,406        (587)       4,085
     Unrealized gain (loss) .....     609,033      42,149      13,613       23,386
                                   ----------    --------    --------     --------
       Net gain (loss) on
         investments ............     641,125      49,555      13,026       27,471
                                   ----------    --------    --------     --------
         Net investment
           activity .............     649,355      57,551      14,285       40,459
                                   ----------    --------    --------     --------
Equity transactions:
   Sales:
     Contract purchase payments .   2,704,917     825,873     508,497      544,084
     Transfers from fixed and
       other subaccounts ........   1,195,795      97,996      38,361       50,264
                                   ----------    --------    --------     --------
                                    3,900,712     923,869     546,858      594,348
                                   ----------    --------    --------     --------
   Redemptions:
     Withdrawals and surrenders .      81,418         250       1,715          119
     Annuity and death benefit
       payments .................      16,255      22,573           0            0
     Transfers to fixed and
       other subaccounts ........     121,816      38,171       7,642        7,936
                                   ----------    --------    --------     --------
                                      219,489      60,994       9,357        8,055
                                   ----------    --------    --------     --------
         Net equity transactions    3,681,223     862,875     537,501      586,293
                                   ----------    --------    --------     --------
Risk and administrative
   expense (note 4) .............      23,562       3,971       2,801        1,499
                                   ----------    --------    --------     --------
     Net change in contract
       owners' equity ...........   4,307,016     916,455     548,985      625,253
Contract owners' equity:
   Beginning of period ..........     916,455           0           0            0
                                   ----------    --------    --------     --------
   End of period ................  $5,223,471    $916,455    $548,985     $625,253
                                   ==========    ========    ========     ========

(a)  Commenced operations May 1, 1994.
(b)  Commenced operations March 31, 1995.

   The accompanying notes are an integral part of these financial statements.

                        OHIO NATIONAL VARIABLE ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1995

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Ohio National Variable Account A (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The account has been registered as a unit investment trust under the Investment Company Act of 1940.

         Assets of the Account are invested in shares of Ohio National Fund, Inc. (the Fund), a diversified open-end management investment company. The Fund's investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

         Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5 and 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC.

         Investments are valued at the net asset value of fund shares held at December 31, 1995. Share transactions are recorded on the trade date. Income and capital gain distributions are recorded on the ex-dividend date. Net realized capital gain or loss is determined on the basis of average cost.

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)      INVESTMENTS
         At December 31, 1995 the aggregate cost and number of shares of Ohio National Fund, Inc. owned by the respective subaccounts were:

                                   MONEY                                   INTER-       CAPITAL
                      EQUITY       MARKET        BOND         OMNI        NATIONAL      APPREC.
                    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                   -----------   ----------   ----------   -----------   -----------   ----------
Aggregate Cost     $50,343,780   $4,906,226   $4,496,732   $35,410,035   $30,120,032   $3,916,540
Number of shares     2,429,236      490,623      435,271     2,520,501     2,303,282      350,981

                        SMALL        GLOBAL      AGGRESS.
                         CAP         CONTR.       GROWTH
                      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                      ----------    --------    ----------
Aggregate Cost        $4,572,289    $535,373     $601,867
Number of shares         329,515      50,819       52,791

(3)      CONTRACTS IN ACCUMULATION PERIOD

         At December 31, 1995 the accumulation units and value per unit of the respective subaccounts and products were:

                                                ACCUMULATION UNITS        VALUE PER UNIT
                                                ------------------        --------------
EQUITY SUBACCOUNT
    Combination ...............................      36,620.054            $  96.995665
    Back Load .................................      20,564.069               54.616584
    Top I .....................................     185,550.190               43.711561
    Top II ....................................   1,394,000.758               37.616119
    Top Plus ..................................     301,146.725               12.824740

MONEY MARKET SUBACCOUNT
    VIA .......................................      23,518.810               25.237165
    Top I .....................................      26,822.902               19.122749
    Top II ....................................     130,217.732               16.904534
    Top Plus ..................................     136,204.870               10.837896

BOND SUBACCOUNT
    Top I .....................................      30,431.446               27.068171
    Top II ....................................     130,719.697               24.481177
    Top Plus ..................................      64,972.687               11.130129

OMNI SUBACCOUNT
    Top I .....................................     134,309.182               29.404272
    Top II ....................................   1,272,671.551               29.337035
    Top Plus ..................................     244,024.999               12.165280

                        OHIO NATIONAL VARIABLE ACCOUNT A

                               DECEMBER 31, 1995

INTERNATIONAL SUBACCOUNT
    Top I ......................................    112,362.463               14.702847
    Top II .....................................  1,803,630.317               14.702847
    Top Plus ...................................    384,681.903               12.892796

CAPITAL APPRECIATION SUBACCOUNT
    Top I ......................................      8,261.482               11.370573
    Top II .....................................    126,633.448               11.370573
    Top Plus ...................................    211,756.246               12.626458

SMALL CAP SUBACCOUNT
    Top I ......................................     16,138.682               12.201273
    Top II .....................................    154,062.671               12.201273
    Top Plus ...................................    198,048.000               15.889068

GLOBAL CONTRARIAN SUBACCOUNT
    Top II .....................................      3,869.684               10.125502
    Top Plus ...................................     47,134.070               10.816003

AGGRESSIVE GROWTH SUBACCOUNT
    Top II .....................................      9,491.106               10.499375
    Top Plus ...................................     41,681.350               12.610012

(4)      RISK AND ADMINISTRATIVE EXPENSE
         A deduction is made at the end of each valuation period, equal to 0.25% on an annual basis, of the contract value for administrative expenses, based on premiums established at the time the contracts are issued.

         Although variable annuity payments differ according to the investment performance of the Accounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value at a rate of 0.25% for mortality risk and 0.4% for expense risk on an annual basis.

         The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contract may prove insufficient to cover the cost of those terms.

         The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

(5)      CONTRACT CHARGES
         No deduction for a sales charge is made from purchase payments. A contingent deferred sales charge ranging from 0% to 6% may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of accumulation value is made before the annuity payout date.

         A transfer fee is charged for each transfer from one subaccount to another. The fee is charged against the contract owner's equity in the subaccount from which the transfer is effected.

         State premium taxes presently range from 0% to 2 1/2% for these contracts. In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Elsewhere, they will be deducted from purchase payments.

                        OHIO NATIONAL VARIABLE ACCOUNT A

                               DECEMBER 31, 1995


(6)      FEDERAL  INCOME TAXES
         Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares.

(7)      NOTE TO SCHEDULE 1
         Schedule 1 presents the components of the change in the unit values, which are the basis for determining contract owners' equity. This schedule is presented for each series, as applicable, in the following format:

         - Beginning unit value

         - Reinvested capital gains and dividends
           (This amount reflects the increase in the unit value due to capital gain and dividend distributions from the underlying mutual fund.)

         - Unrealized gain (loss)
           (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the fund.)

         - Contract charges
           (This amount reflects the decrease in the unit value due to Risk and Administrative Expenses discussed in note 4 to the financial statements.)

         - Ending unit value

         - Percentage increase (decrease) in unit value.

                                                                     SCHEDULE 1
                        OHIO NATIONAL VARIABLE ACCOUNT A
                       SCHEDULES OF CHANGES IN UNIT VALUES
                 FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994


                                                    EQUITY SUBACCOUNT A
                                                    -------------------

1995                                       COMBINATION        BACK LOAD            TOP I           TOP II         TOP PLUS
Beginning unit value .................       77.016062        43.409203        34.741902        29.897240        10.173015
Reinvested capital gains and dividends        2.510281         1.420905         1.133756         0.977991         0.339195
Realized and unrealized gain .........       18.348416        10.333063         8.352522         7.117918         2.419560
Contract charges .....................       -0.879094        -0.546587        -0.516619        -0.377030        -0.107030
Ending unit value ....................       96.995665        54.616584        43.711561        37.616119        12.824740
Percentage increase in unit value* ...            25.9%            25.8%            25.8%            25.8%            26.1%

1994                                       COMBINATION        BACK LOAD            TOP I           TOP II         TOP PLUS
Beginning unit value .................       77.594885        43.778939        35.037574        30.151694        10.239365
Reinvested capital gains and dividends        2.496152         1.404845         1.127235         0.969523         0.328195
Realized and unrealized loss .........       -2.299093        -1.293507        -0.967881        -0.892750        -0.302664
Contract charges .....................       -0.775882        -0.481074        -0.455026        -0.331227        -0.091881
Ending unit value ....................       77.016062        43.409203        34.741902        29.897240        10.173015
Percentage decrease in unit value* ...            -0.7%            -0.8%            -0.8%            -0.8%            -0.6%

    * An annualized rate of return cannot be determined as contract charges do not include the contract charges discussed in note (5) .

                                          MONEY MARKET SUBACCOUNT A
                                          -------------------------

1995                                           VIA            TOP I           TOP II         TOP PLUS
Beginning unit value .............       24.205890        18.341334        16.181828        10.354108
Reinvested dividends .............        1.352265         1.062265         0.904803         0.579386
Contract charges .................       -0.320990        -0.280850        -0.182097        -0.095598
Ending unit value ................       25.237165        19.122749        16.904534        10.837896
Percentage increase in unit value*             4.3%             4.3%             4.5%             4.7%

1994                                           VIA            TOP I           TOP II         TOP PLUS
Beginning unit value .............       23.578345        17.865828        15.731262        10.045964
Reinvested dividends .............        0.937322         0.746447         0.625838         0.400336
Contract charges .................       -0.309777        -0.270941        -0.175272        -0.092192
Ending unit value ................       24.205890        18.341334        16.181828        10.354108
Percentage increase in unit value*             2.7%             2.7%             2.9%             3.1%

    * An annualized rate of return cannot be determined as contract charges do not include the contract charges discussed in note (5).

                                                     BOND SUBACCOUNT A
                                                     -----------------

1995                                                Top I           Top II         Top Plus
Beginning unit value ......................     23.016849        20.817057         9.445623
Reinvested capital gains and dividends ....      1.304682         1.183172         0.547329
Realized and unrealized gain ..............      3.073599         2.731821         1.232143
Contract charges ..........................     -0.326959        -0.250873        -0.094966
Ending unit value .........................     27.068171        24.481177        11.130129
Percentage increase in unit value* ........          17.6%            17.6%            17.8%

1994                                                Top I           Top II         Top Plus
Beginning unit value ......................     24.198199        21.885503         9.910842
Reinvested capital gains and dividends ....      1.746308         1.579523         0.708722
Realized and unrealized loss ..............     -2.623909        -2.415482        -1.088608
Contract charges ..........................     -0.303749        -0.232487        -0.085333
Ending unit value .........................     23.016849        20.817057         9.445623
Percentage decrease in unit value* ........          -4.9%            -4.9%            -4.7%

    * An annualized rate of return cannot be determined as contract charges do not include the contract charges discussed in note (5)


                                                                     (continued)

                        OHIO NATIONAL VARIABLE ACCOUNT A
                       SCHEDULES OF CHANGES IN UNIT VALUES
                 FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994


                                                 OMNI SUBACCOUNT A
                                                 -----------------

1995                                             TOP I           TOP II         TOP PLUS
Beginning unit value .................       24.217555        24.162172         9.999661
Reinvested capital gains and dividends        0.761229         0.760769         0.317983
Realized and unrealized gain .........        4.776533         4.710829         1.949149
Contract charges .....................       -0.351045        -0.296735        -0.101513
Ending unit value ....................       29.404272        29.337035        12.165280
Percentage increase in unit value* ...            21.4%            21.4%            21.7%

1994                                             TOP I           TOP II         TOP PLUS
Beginning unit value .................       24.613344        24.557054        10.143037
Reinvested capital gains and dividends        0.881879         0.879802         0.363174
Realized and unrealized loss .........       -0.961947        -1.008268        -0.416697
Contract charges .....................       -0.315721        -0.266416        -0.089853
Ending unit value ....................       24.217555        24.162172         9.999661
Percentage decrease in unit value* ...            -1.6%            -1.6%            -1.4%

    * An annualized rate of return cannot be determined as contract charges do not include the contract charges discussed in note (5).

                                             INTERNATIONAL SUBACCOUNT A
                                             --------------------------

1995                                             Top I           Top II         Top Plus
Beginning unit value .................       13.259582        13.259582        11.604279
Reinvested capital gains and dividends        0.470616         0.470869         0.414884
Realized and unrealized gain .........        1.153328         1.125369         0.983946
Contract charges .....................       -0.180679        -0.152973        -0.110313
Ending unit value ....................       14.702847        14.702847        12.892796
Percentage increase in unit value* ...            10.9%            10.9%            11.1%

1994                                             Top I           Top II         Top Plus
Beginning unit value .................       12.404596        12.404596        10.834626
Reinvested capital gains and dividends        0.144311         0.144501         0.126543
Realized and unrealized gain .........        0.884327         0.827577         0.748505
Contract charges .....................       -0.173652        -0.117092        -0.105395
Ending unit value ....................       13.259582        13.259582        11.604279
Percentage increase in unit value* ...             6.9%             6.9%             7.1%

    * An annualized rate of return cannot be determined as contract charges do not include the contract charges discussed in note (5).

                                               CAPITAL APPRECIATION SUBACCOUNT A
                                               ---------------------------------

1995                                               TOP I               TOP II             TOP PLUS
Beginning unit value .................         10.000000***         10.000000***         10.390128
Reinvested capital gains and dividends          0.270114             0.269661             0.289727
Realized and unrealized gain .........          1.244208             1.222546             2.053530
Contract charges .....................         -0.143749            -0.121634            -0.106927
Ending unit value ....................         11.370573            11.370573            12.626458
Percentage increase in unit value* ...              13.7%                13.7%                21.5%

1994                                                                                      TOP PLUS
Beginning unit value .................                                                   10.000000**
Reinvested capital gains and dividends                                                    0.210108
Realized and unrealized gain .........                                                    0.273704
Contract charges .....................                                                   -0.093684
Ending unit value ....................                                                   10.390128
Percentage increase in unit value* ...                                                         3.9%

    * An annualized rate of return cannot be determined as contract charges do not include the contract charges discussed in note (5).
   ** Commenced operations May 1, 1994.
  *** Commenced operations March 31, 1995.                           (continued)

                        OHIO NATIONAL VARIABLE ACCOUNT A
                       SCHEDULES OF CHANGES IN UNIT VALUES
                 FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994


                                                  SMALL CAP SUBACCOUNT A
                                                  ----------------------

1995                                               TOP I               TOP II             TOP PLUS
Beginning unit value .................         10.000000***         10.000000***         12.053440
Reinvested capital gains and dividends          0.031849             0.031767             0.038861
Realized and unrealized gain .........          2.324070             2.300361             3.927705
Contract charges .....................         -0.154646            -0.130855            -0.130938
Ending unit value ....................         12.201273            12.201273            15.889068
Percentage increase in unit value* ...              22.0%                22.0%                31.8%

1994                                                                                      TOP PLUS
Beginning unit value .................                                                   10.000000**
Reinvested capital gains and dividends                                                    0.231663
Realized and unrealized gain .........                                                    1.927952
Contract charges .....................                                                   -0.106175
Ending unit value ....................                                                   12.053440
Percentage increase in unit value* ...                                                        20.5%

    * An annualized rate of return cannot be determined as contract charges do not include the contract charges discussed in note (5).
   ** Commenced operations May 1, 1994.
  *** Commenced operations March 31, 1995.

                                             GLOBAL CONTRARIAN SUBACCOUNT A
                                             ------------------------------

1995                                            TOP II           TOP PLUS
Beginning unit value .................       10.000000***       10.000000**
Reinvested capital gains and dividends        0.041881           0.044544
Realized and unrealized gain .........        0.193692           0.867169
Contract charges .....................       -0.110071          -0.095710
Ending unit value ....................       10.125502          10.816003
Percentage increase in unit value* ...             1.3%               8.2%

    * An annualized rate of return cannot be determined as contract charges do not include the contract charges discussed in note (5).
   ** Commenced operations March 31, 1995.
  *** Commenced operations October 2, 1995.

                                            AGGRESSIVE GROWTH SUBACCOUNT A
                                            ------------------------------

1995                                            TOP II           TOP PLUS
Beginning unit value .................       10.000000***       10.000000**
Reinvested capital gains and dividends        0.485110           0.560965
Realized and unrealized gain .........        0.129655           2.158245
Contract charges .....................       -0.115390          -0.109198
Ending unit value ....................       10.499375          12.610012
Percentage increase in unit value* ...             5.0%              26.1%

    * An annualized rate of return cannot be determined as contract charges do not include the contract charges discussed in note (5).
   ** Commenced operations March 31, 1995.
  *** Commenced operations October 2, 1995.


        See accompanying notes to the financial statements.

APPENDIX

LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities pursuant to plans qualifying under
Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. Any such loan must be for at least $1,000 and may only be made from guaranteed accumulation values (see Guaranteed Accumulation Account, below). The loan amount is limited by the maximum loan formula described in the contract.

The annual effective rate of interest charged for loans will not exceed 7%. Loans must generally be repaid within 5 years (or 20 years if the loan is used for the purchase of the contract owner's principal residence).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity on the annuity payout date will be reduced by the amount of outstanding loan balance, including accrued interest, as of the date of any such transaction.

GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. Any portion of a contract relating to the Guaranteed Accumulation Account is not registered under the Securities Act of 1933. The Guaranteed Accumulation Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Guaranteed Accumulation Account nor any interests in it are subject to the provisions or restrictions of either such Act, and the disclosures in this appendix have not been reviewed by the staff of the Securities and Exchange Commission.

The Guaranteed Accumulation Account consists of all of Ohio National Life's general assets other than those allocated to a separate account. Accumulation values under a contract will be allocated between the Guaranteed Accumulation Account and VAA. The allocation will be as elected by the owner at the time of purchase or as subsequently changed.

Ohio National Life will invest its general assets in its discretion as allowed by applicable state law. Investment income from Ohio National Life's general assets will be allocated to those contracts having guaranteed accumulation values in accordance with the terms of such contracts.

The amount of investment income allocated to the contracts will vary from year to year in Ohio National Life's sole discretion. However, Ohio National Life guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to contract values allocated to the Guaranteed Accumulation Account. Ohio National Life may credit interest at a rate in excess of 3%, but any such excess interest credit will be in Ohio National Life's sole discretion.

Ohio National Life guarantees that the guaranteed accumulation value of a contract will never be less than (a) the amount of purchase payments allocated to, and transfers into, the Guaranteed Accumulation Account, plus (b) interest credited at the rate of 3% per year compounded annually, plus (c) any additional excess interest Ohio National Life may credit to guaranteed accumulation values, and less (d) any partial withdrawals, loans and transfers from the guaranteed accumulation values, and less (e) any contingent deferred sales charges on partial withdrawals, loan interest, state premium taxes and transfer fees. No deductions are made from the Guaranteed Accumulation Account for administrative expenses or risk undertakings. (See "Deductions and Expenses" in the prospectus.)

Not more than 20% of the guaranteed accumulation value of a contract (or $1,000, if greater), as of the beginning of any contract year, may be transferred to one or more variable subaccounts during that contract year. As provided by applicable state law, Ohio National Life reserves the right to defer the payment of amounts withdrawn from the Guaranteed Accumulation Account for a period not to exceed six months from the date written request for such withdrawal is received by Ohio National Life.

                        OHIO NATIONAL VARIABLE ACCOUNT A

                                    FORM N-4




                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

The following financial statements of the Registrant are included in Part B of this Registration Statement:

         Independent Auditors' Report of KPMG Peat Marwick LLP dated January 19, 1996

         Statements of Assets and Contract Owners' Equity dated December 31,
         1995

         Statement of Operations and Changes in Contract Owners' Equity for the Years Ended December 31, 1995 and 1994

         Notes to Financial Statements dated December 31, 1995

         Schedules of Changes in Unit Values for the Years Ended December 31, 1995 and 1994

The following consolidated financial statements of the Depositor and its subsidiaries are also included in Part B of this Registration Statement and will be furnished by a subsequent Post-effective Amendment hereto:

         Independent Auditors' Report of KPMG Peat Marwick LLP dated February 9, 1996

         Consolidated Balance Sheets dated December 31, 1995 and 1994

         Consolidated Statements of Operations for the Years Ended December 31, 1995, 1994 and 1993

         Consolidated Statements of Surplus for the Years Ended December 31, 1995, 1994 and 1993

         Consolidated Statements of Cash Flow for the Years Ended December 31, 1995, 1994 and 1993

         Notes to Consolidated Financial Statements dated December 31, 1995, 1994 and 1993

The following financial information is included in Part A of this Registration
Statement:

         Accumulation Unit Values

Consents of the Following Persons:

         KPMG Peat Marwick LLP

Exhibits:

(13)  Computation of Performance Data

All other relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant's registration statement on Form S-6 on August 3, 1982 (File no. 2-78652).

(2) Agreement of Custodianship between the Depositor and The Provident Bank was filed as Exhibit 3 of the Registrant's Form N-4, Post-effective Amendment no. 5 on April 27, 1988 (File no. 2-91213).

(3)(a) Distribution Agreement between the Depositor and The O.N. Equity Sales Company was filed as Exhibit A(3)(a) of the Registrant's registration statement on Form S-6 on October 25, 1982 (File no. 2-78652).

(3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

(3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant's registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

(4) Combination Annuity Contract, Form 93-VA-1, was filed as Exhibit (4) of the Registrant's Form N-4 on May 6, 1993 (File No. 33-62282).

(5) Single Purchase Payment Tax-Qualified Variable Annuity Application, Form V-4891-A, was filed as Exhibit (5) of the Registrant's Form N-4 on May 6, 1993 (File No. 33-62282).

(6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

(6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

(8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of the Registrant's Form N-4, Post-effective Amendment no. 4 on March 27, 1995.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                   Positions and Offices
Business Address                     with Depositor
------------------                   ---------------------
Trudy K. Backus*                     Vice President, Individual Insurance Services

Howard C. Becker*                    Vice President, Corporate and Human Resources

Paul L. Bergmann*                    Vice President, Financial Control (Treasurer)

Michael A. Boedeker*                 Vice President, Fixed Income Securities

Tom D. Bowman*                       Sales Vice President, Pensions

Joseph P. Brom*                      Senior Vice President & Chief Investment Officer

Dale P. Brown Director
36 East Seventh Street
Cincinnati, Ohio 45202

Jack E. Brown Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                  Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski                 Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Raymond R. Clark                     Director
201 East Fourth Street
Cincinnati, Ohio 45202

David W. Cook*                       Senior Vice President and Actuary

Dr. Alvin H. Crawford                Director
Children's Hospital Medical Center
Department of Orthopedics
Elland and Bethesda Avenues
Cincinnati, Ohio 45229

Robert M. DiTommaso*                 Vice President, Career Marketing

Ronald J. Dolan*                     Senior Vice President and Chief Financial Officer

Michael J. Ferry*                    Information Systems Vice President

Bannus B. Hudson                     Director
One Eastwood Drive
Cincinnati, Ohio 45227

Name and Principal                         Positions and Offices
Business Address                           with Depositor
------------------                         ---------------------
Daniel W. LeBlond                          Director
7680 Innovation Way
Mason, Ohio 45040

David G. McClure*                          Vice President, Variable Product Sales

Hamilton F. McGregor*                      Senior Vice President, Group & Pension Operations

Charles S. Mechem, Jr.                     Director
One East Fourth Street
Cincinnati, Ohio 45202

Joan E. Mettey*                            Vice President, Claims

James I. Miller, II*                       Vice President, Marketing Support

James W. Nethercott                        Director
8431 Concord Hills Circle
Cincinnati, Ohio 45243

Thomas O. Olson*                           Vice President, Underwriting

David B. O'Maley*                          Director, Chairman, President and Chief Executive Officer

George B. Pearson, Jr.*                    Vice President, PGA Marketing

Dallas L. Pennington*                      Vice President, Information Systems

J. Donald Richardson*                      Senior Regional Vice President

D. Gates Smith*                            Senior Vice President, Sales

Michael D. Stohler*                        Vice President, Mortgages and Real Estate

Stuart G. Summers*                         Senior Vice President and General Counsel

Oliver W. Waddell                          Director
425 Walnut Street
Cincinnati, Ohio 45202

Bradley L. Warnemunde                      Director and Chairman Emeritus
250 William Howard Taft Road
Cincinnati, Ohio 45219

Dr. David S. Williams*                     Vice President and Medical Director

Donald J. Zimmerman*                       Director and Senior Vice President, Insurance Operations
                                           and Secretary

*The principal business address for these individuals is 237 William Howard Taft Road, Cincinnati, Ohio 452l9

-------------------------------------------------------------------------------------------------------------------
                                  THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
                        A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------------------------------------------------------------------------------------------
             |                              |
             |                              |
             |                              |
             |                              |
             |                              |
             |                              |
-------------------------------    ------------------------------
ENTERPRISE PARK, INC.              OHIO NATIONAL EQUITIES INC.

A GEORGIA CORPORATION              A BROKER/DEALER
REAL ESTATE DEVELOPMENT COMPANY    CAPITALIZED BY ONLI @ $30,000
CAPITALIZED BY ONLI @ $50,000

-------------------------------    ------------------------------
Pres. & Dir.        M. Stohler     Chm. & Dir.         D. O'Maley

VP & Dir.           J. Brom        Pres. & Dir.        D. Zimmerman

Secy. & Dir.        T. Tews        VP/COO/Dir.         D. McClure

Treas. & Dir.       P. Bergmann    VP & Dir.           T. Backus

                                   Director            T. Bowman

                                   Secretary           R. Benedict

                                   Treasurer           K. Jaeger

                                   Compliance Officer  A. Starkey

                                   Asst. Secy.         B. Hopewell

-------------------------------    ------------------------------


-------------------------------------------------------------------------------------------------------------------
                                  THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
                        A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------------------------------------------------------------------------------------------
             |                              |        S E P A R A T E  A C C O U N T S              |
             |                              |        --------------------------------              |
             |                              |               A  B  C  D  E  F                       |
             |                              |        --------------------------------              |
             |                              |                              |                       |
             |                              |                              |                       |
-------------------------------    ------------------------------          |  -------------------------------------
OHIO NATIONAL INVESTMENTS, INC.    THE O.N. EQUITY SALES COMPANY           |  OHIO NATIONAL LIFE
                                                                           |  ASSURANCE CORPORATION
AN INVESTMENT ADVISER              AN OHIO CORPORATION                     |  AN OHIO CORPORATION
CAPITALIZED BY ONLI @ $10,000      A BROKER/DEALER                         |  A STOCK LIFE INSURANCE COMPANY
                                   CAPITALIZED BY ONLI @ $790,000          |  CAPITALIZED BY ONLI @ $32,000,000
                                                                           |  INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------    ------------------------------          |  ------------------------------------
                                   Chm. & Dir.         D. O'Maley          |  Chm./Pres./CEO & Dir.  D. O'Maley
Pres. & Dir.        J. Brom                                                |  Sr. VP & Dir.          R. Dolan
                                   Pres. & Dir.        D. Zimmerman        |  Sr. VP/Secy. & Dir.    D. Zimmerman
VP & Dir.           M. Boedeker                                            |  Sr. VP & Dir.          S. Summers
                                   V.P. & Dir.         T. Bowman           |  Sr. VP & Dir.          J. Brom
VP & Dir.           D. McClure                                             |  Sr. Vice Pres.         D. Cook
                                   V.P., COO & Dir.    D. McClure          |  Sr. Vice Pres.         G. Smith
VP & Dir.           S. Williams                                            |  Vice President         P. Bergmann
                                   Secy. & Dir.        R. Benedict         |  Vice President         M. Boedeker
Treasurer           D. Taney                                               |  Vice President         R. DiTommaso
                                   Director            S. Summers          |  Vice President         J. Mettey
Secretary           R. Benedict                                            |  Vice President         G. Pearson
                                   Treasurer           K. Jaeger           |  Vice President         D. Pennington
Asst. Secy.         B. Hopewell                                            |  Vice President         M. Stohler
                                   Asst. Secretary     B. Hopewell         |  Second Vice Pres.      J. Houser
                                                                           |  Asst. Secy.            R. Benedict
                                   Compliance Director A. Starkey          |  Asst. Secy.            T. Tews
                                                                           |  Asst. Actuary          K. Flischel
-------------------------------    ------------------------------          | ------------------------------------
                                                |                          |             SEPARATE ACCOUNT
                                                |                          |-------------------------------------
                                                |                          |                    R
                                                |                          |                   ---
                                  -- Advisor to | Advisor to --            |
                 --------------------------------------------------------  |
                 |                                                      |  |
-----------------------------         --------------------------------  |  |      --------------------------------
    ONE FUND, INC.                    O.N. INVESTMENT MANAGEMENT CO.    |  |      OHIO NATIONAL FUND
                                                                        |  |
A MARYLAND CORPORATION                AN OHIO CORPORATION               |  |      A MARYLAND CORPORATION
AN OPEN END DIVISIFIED                A FINANCIAL ADVISORY SERVICE      |  |      AN OPEN END DIVERSIFIED
MANAGEMENT INVESTMENT COMPANY         CAPITALIZED BY ONESCO @ $145,000  |  |      MANAGEMENT INVESTMENT COMPANY
-----------------------------         --------------------------------  |  |      --------------------------------
Pres. & Dir.        D. Zimmerman      Pres. & Dir.        J. Brom       |  |      Pres. & Dir.        D. Zimmerman
Vice  Pres.         M. Boedeker                                         |  -----  Vice President      M. Boedeker
Vice  Pres.         J. Brom           VP & Dir.           M. Boedeker   |         Vice President      J. Brom
Vice Pres.          D. McClure                                          |         Vice President      S. Williams
Vice Pres.          S. Williams       VP & Dir.           D. McClure    |         Treasurer           D. Taney
Treasurer           D. Taney                                            --------  Secy. & Dir.        R. Benedict
Secy. & Dir.        R. Benedict       VP & Dir.           S. Williams             Asst. Secy.         B. Hopewell
Asst. Secy.         B. Hopewell                                                   Director            J. Baker
Asst. Secy.         A. Starkey        Treasurer           D. Taney                Director            G. Castrucci
Director            J. Baker                                                      Director            M. Kirby
Director            G. Castrucci      Secretary           R. Benedict
Director            M. Kirby
                                      Asst. Secy.         B. Hopewell
---------------------------------     --------------------------------            ---------------------------------


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Organization Chart showing the relationships among the Depositor, the Registrant and their affiliated entities is on page 4A hereof.

ITEM 27.  NUMBER OF CONTRACTOWNERS

As of February 1, 1996, the Registrant's contracts were owned by 15,824 owners.

ITEM 28.  INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

      Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

      If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is presently The O.N. Equity Sales Company ("ONESCO"). ONESCO is a wholly-owned subsidiary of the Depositor. ONESCO also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONESCO are:

      Name                                 Positions with Underwriter
      ----                                 --------------------------

      David B. O'Maley                     Chairman and Director
      Donald J. Zimmerman                  President and Director
      David G. McClure                     Vice President, Chief Operating Officer and Director
      James I. Miller II                   Vice President and Director
      Ronald L. Benedict                   Secretary and Director
      Robert M. DiTommaso                  Vice President
      Thomas MacDonald                     Vice President
      Kenneth M. Jaeger                    Treasurer
      Amy D. Starkey                       Compliance Officer
      Barbara A. Hopewell                  Assistant Secretary

Pending receipt of necessary regulatory approvals, Ohio National Equities, Inc. ("ONE,Inc."), a new wholly-owned subsidiary of the Depositor, will become the principal underwriter of the Registrant's securities as well as those of the other entities listed above. The directors and officers of ONE, Inc. are:

      Name                                 Position with ONE, Inc.
      ----                                 -----------------------

      David B. O'Maley                     Chairman and Director
      Donald J. Zimmerman                  President and Director
      David G. McClure                     Vice President, Chief Operating Officer and Director
      Trudy K. Backus                      Vice President and Director
      Tom D. Bowman                        Director
      Ronald L. Benedict                   Secretary
      Kenneth M. Jaeger                    Treasurer
      Amy D. Starkey                       Compliance Officer
      Barbara A. Hopewell                  Assistant Secretary


The principal business address of each of the foregoing is 237 William Howard Taft Road, Cincinnati, Ohio 45219.

During the last fiscal year, ONESCO received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting               Compensation
Discounts and                  on Redemption                  Brokerage
Commissions                    or Annuitization               Commissions            Compensation
-----------                    ----------------               -----------            ------------

$1,645,426                          None                          None                   None


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         237 William Howard Taft Road
         Cincinnati, Ohio  45219

         The Provident Bank ("Custodian")
         One East Fourth Street
         Cincinnati, Ohio 45269

(2)      General and auxiliary ledgers:

         Depositor and Custodian

(3)      Securities records for portfolio securities:

         Custodian

(4)      Corporate charter, by-laws and minute books:

         Registrant has no such documents.

(5)      Records of brokerage orders:

         Not applicable.

(6)      Records of other portfolio transactions:

         Custodian

(7)      Records of options:

         Not applicable

(8)      Records of trial balances:

         Custodian

(9)      Quarterly records of allocation of brokerage orders and commissions:

         Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

         Depositor

(11)     Files of advisory materials:

         Not applicable

(12)     Other records

         Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS

Not applicable.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Cincinnati and the State of Ohio on this 28th day of February, 1996.

                        OHIO NATIONAL VARIABLE ACCOUNT A
                                  (Registrant)

                        By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                      (Depositor)

                        By /s/ Donald J. Zimmerman
                          -----------------------------------------------
                          Donald J. Zimmerman, Senior Vice President,
                                       Insurance Operations

Attest:

/s/ Ronald L. Benedict
-----------------------------------------------
Ronald L. Benedict
Second Vice President and Counsel
and Assistant Secretary

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Cincinnati and the State of Ohio on the 23rd day of March, 1995.

                        THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                  (Depositor)

                        By
                          -----------------------------------------------
                          Donald J. Zimmerman, Senior Vice President,
                                       Insurance Operations

Attest:
/s/ Ronald L. Benedict
-----------------------------------------------
Ronald L. Benedict
Second Vice President and Counsel
and Assistant Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                    Title                            Date
---------                                    -----                            ----

  /s/ David B. O'Maley                       Chairman, President,             February 28, 1996
 ------------------------------              Chief Executive Officer
 David B. O'Maley                            and Director

* /s/ Dale P. Brown                          Director                         February 28, 1996
 ------------------------------
 Dale P. Brown

* /s/ Jack E. Brown                          Director                         February 28, 1996
 ------------------------------
 Jack E. Brown

* /s/ William R. Burleigh                    Director                         February 28, 1996
 ------------------------------
 William R. Burleigh

* /s/ Victoria B. Buyniski                   Director                         February 28, 1996
 ------------------------------
 Victoria B. Buyniski

* /s/ Raymond R. Clark                       Director                         February 28, 1996
 ------------------------------
 Raymond R. Clark

* /s/ Alvin H. Crawford                      Director                         February 28, 1996
 ------------------------------
 Alvin H. Crawford

* /s/ Bannus B. Hudson                       Director                         February 28, 1996
 ------------------------------
 Bannus B. Hudson

* /s/ Daniel W. LeBlond                      Director                         February 28, 1996
 ------------------------------
 Daniel W. LeBlond

* /s/ Charles S. Mechem, Jr.                 Director                         February 28, 1996
 ------------------------------
 Charles S. Mechem, Jr.

* /s/ James W. Nethercott                    Director                         February 28, 1996
 ------------------------------
 James W. Nethercott

* /s/ Oliver W. Waddell                      Director                         February 28, 1996
 ------------------------------
 Oliver W. Waddell

* /s/ Bradley L. Warnemunde                  Chairman Emeritus and            February 28, 1996
 ------------------------------              Director
 Bradley L. Warnemunde

  /s/ Donald J. Zimmerman                    Senior Vice President,           February 28, 1996
 ------------------------------              Insurance Operations &
 Donald J. Zimmerman                         Secretary and Director




*By /s/ Donald J. Zimmerman
   ----------------------------
   Donald J. Zimmerman, Attorney in Fact pursuant to Powers of Attorney, copies of which have previously been filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS

                                                                  Page Number in
Exhibit                                                           Sequential
Number                  Description                               Numbering System
------                  -----------                               ----------------

                        Consent of KPMG Peat Marwick LLP

(13)                    Computation of Performance Data

                                    CONSENTS

                        Independent Auditors' Consent
                        -----------------------------



The Board of Directors
The Ohio National Life Insurance Company:


We consent to the inclusion of our report included herein and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Statement of Additional Information.




                                        KPMG Peat Marwick LLP


February 29, 1996